LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.67%
Aerospace & Defense–1.38%
†AAR Corp.	2,339	$ 113,278
†Aerojet Rocketdyne Holdings, Inc.	6,136	241,452
†AeroVironment, Inc.	732	68,910
†Astronics Corp.	3,366	43,635
†Axon Enterprise, Inc.	892	122,855
†Boeing Co.	3,476	665,654
BWX Technologies, Inc.	5,445	293,268
Curtiss-Wright Corp.	3,000	450,480
†Ducommun, Inc.	1,095	57,367
General Dynamics Corp.	3,875	934,572
HEICO Corp.	2,829	388,771
Hexcel Corp.	6,480	385,366
Howmet Aerospace, Inc.	9,783	351,601
Huntington Ingalls Industries, Inc.	1,759	350,815
Kaman Corp.	2,196	95,482
†Kratos Defense & Security Solutions, Inc.	7,221	147,886
L3Harris Technologies, Inc.	2,580	641,053
Lockheed Martin Corp.	4,642	2,048,979
Maxar Technologies, Inc.	411	16,218
†Mercury Systems, Inc.	2,137	137,730
Moog, Inc. Class A	2,078	182,448
National Presto Industries, Inc.	415	31,934
Northrop Grumman Corp.	3,250	1,453,465
Park Aerospace Corp.	1,422	18,557
†Parsons Corp.	3,000	116,100
Raytheon Technologies Corp.	17,936	1,776,919
Spirit AeroSystems Holdings, Inc. Class A	2,282	111,567
Textron, Inc.	7,208	536,131
†TransDigm Group, Inc.	988	643,722
†Vectrus, Inc.	700	25,102
		12,451,317
Air Freight & Logistics–0.73%
†Air Transport Services Group, Inc.	4,399	147,147
†Atlas Air Worldwide Holdings, Inc.	1,872	161,685
CH Robinson Worldwide, Inc.	6,781	730,381
Expeditors International of Washington, Inc.	6,016	620,611
FedEx Corp.	6,059	1,401,992
Forward Air Corp.	1,360	132,981
†GXO Logistics, Inc.	6,121	436,672
†Hub Group, Inc. Class A	1,843	142,298
†Radiant Logistics, Inc.	4,220	26,881
United Parcel Service, Inc. Class B	12,787	2,742,300
		6,542,948
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Airlines–0.31%
†Alaska Air Group, Inc.	6,350	$ 368,364
†Allegiant Travel Co.	963	156,382
†American Airlines Group, Inc.	14,699	268,257
†Copa Holdings SA Class A	1,782	149,046
†Delta Air Lines, Inc.	11,418	451,810
†Hawaiian Holdings, Inc.	3,086	60,794
†JetBlue Airways Corp.	17,815	266,334
†Mesa Air Group, Inc.	2,354	10,358
†SkyWest, Inc.	3,119	89,983
†Southwest Airlines Co.	12,115	554,867
†Spirit Airlines, Inc.	5,476	119,760
†United Airlines Holdings, Inc.	7,109	329,573
		2,825,528
Auto Components–0.54%
†Adient PLC	6,791	276,869
†American Axle & Manufacturing Holdings, Inc.	7,274	56,446
†Aptiv PLC	4,752	568,862
Autoliv, Inc.	5,998	458,487
BorgWarner, Inc.	14,888	579,143
†Cooper-Standard Holdings, Inc.	1,627	14,269
Dana, Inc.	8,992	157,990
†Dorman Products, Inc.	1,581	150,242
†Fox Factory Holding Corp.	1,929	188,946
Gentex Corp.	14,126	412,055
†Gentherm, Inc.	1,589	116,061
†Goodyear Tire & Rubber Co.	17,941	256,377
†Horizon Global Corp.	1,513	8,639
LCI Industries	1,744	181,045
Lear Corp.	3,892	554,960
†Modine Manufacturing Co.	3,832	34,526
†Motorcar Parts of America, Inc.	2,131	37,996
Patrick Industries, Inc.	1,704	102,751
†QuantumScape Corp.	13,098	261,829
Standard Motor Products, Inc.	1,116	48,144
†Stoneridge, Inc.	2,012	41,769
†Superior Industries International, Inc.	1,457	6,790
†Tenneco, Inc. Class A	5,209	95,429
†Veoneer, Inc.	3,982	147,135
†Visteon Corp.	1,057	115,350
†XPEL, Inc.	339	17,835
		4,889,945
Automobiles–0.66%
Ford Motor Co.	46,611	788,192
†General Motors Co.	34,353	1,502,600
LVIP Dimensional U.S. Core Equity 2 Fund–1

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobiles (continued)
Harley-Davidson, Inc.	10,933	$ 430,760
†Tesla, Inc.	2,657	2,863,183
Thor Industries, Inc.	3,525	277,418
Winnebago Industries, Inc.	1,657	89,528
		5,951,681
Banks–5.54%
1st Source Corp.	1,869	86,441
ACNB Corp.	300	10,485
Allegiance Bancshares, Inc.	1,602	71,577
American National Bankshares, Inc.	691	26,037
Ameris Bancorp	4,264	187,104
Ames National Corp.	508	12,629
Arrow Financial Corp.	1,242	40,266
Associated Banc-Corp.	9,472	215,583
Atlantic Union Bankshares Corp.	5,077	186,275
†Axos Financial, Inc.	4,313	200,080
Banc of California, Inc.	4,299	83,229
BancFirst Corp.	2,354	195,876
†Bancorp, Inc.	5,433	153,917
Bank of America Corp.	92,335	3,806,049
Bank of Hawaii Corp.	2,642	221,717
Bank of Marin Bancorp	1,102	38,647
Bank of NT Butterfield & Son Ltd.	3,380	121,274
Bank OZK	8,849	377,852
BankFinancial Corp.	1,093	11,323
BankUnited, Inc.	5,824	256,023
Bankwell Financial Group, Inc.	404	13,667
Banner Corp.	1,939	113,490
Bar Harbor Bankshares	748	21,408
BayCom Corp.	1,762	38,359
Berkshire Hills Bancorp, Inc.	4,384	127,004
BOK Financial Corp.	3,149	295,849
Brookline Bancorp, Inc.	5,744	90,870
Business First Bancshares, Inc.	727	17,688
Byline Bancorp, Inc.	1,200	32,016
C&F Financial Corp.	247	12,377
Cadence Bank	14,152	414,087
Cambridge Bancorp	195	16,575
Camden National Corp.	1,173	55,178
Capital City Bank Group, Inc.	1,029	27,124
Capstar Financial Holdings, Inc.	789	16,632
Cathay General Bancorp	5,111	228,717
CBTX, Inc.	1,491	46,221
Central Pacific Financial Corp.	1,797	50,136
Central Valley Community Bancorp	650	15,177
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Citigroup, Inc.	26,965	$ 1,439,931
Citizens & Northern Corp.	830	20,235
Citizens Financial Group, Inc.	10,395	471,205
City Holding Co.	1,056	83,107
Civista Bancshares, Inc.	1,887	45,477
CNB Financial Corp.	1,363	35,874
Codorus Valley Bancorp, Inc.	389	8,558
Columbia Banking System, Inc.	4,744	153,089
Comerica, Inc.	5,568	503,514
Commerce Bancshares, Inc.	6,729	481,729
Community Bank System, Inc.	3,521	246,998
Community Trust Bancorp, Inc.	1,576	64,931
ConnectOne Bancorp, Inc.	3,369	107,842
Cullen/Frost Bankers, Inc.	3,117	431,424
†Customers Bancorp, Inc.	2,725	142,081
CVB Financial Corp.	8,489	197,030
Dime Community Bancshares, Inc.	3,418	118,160
Eagle Bancorp, Inc.	2,082	118,695
East West Bancorp, Inc.	8,263	652,942
Enterprise Bancorp, Inc.	505	20,261
Enterprise Financial Services Corp.	2,260	106,921
Equity Bancshares, Inc. Class A	1,411	45,589
Farmers & Merchants Bancorp, Inc.	621	22,449
Farmers National Banc Corp.	1,405	23,969
FB Financial Corp.	3,337	148,230
Fifth Third Bancorp	18,805	809,367
Financial Institutions, Inc.	1,236	37,241
First Bancorp	2,305	96,280
First BanCorp	15,722	206,273
First Bancorp, Inc.	400	12,032
First Bancshares, Inc.	606	20,398
First Bank	702	9,982
First Busey Corp.	3,995	101,233
First Business Financial Services, Inc.	400	13,124
First Citizens BancShares, Inc. Class A	923	614,349
First Commonwealth Financial Corp.	7,586	115,004
First Community Bankshares, Inc.	1,806	50,947
First Financial Bancorp	6,619	152,568
First Financial Bankshares, Inc.	6,396	282,192
First Financial Corp.	910	39,385
First Foundation, Inc.	3,162	76,805

LVIP Dimensional U.S. Core Equity 2 Fund–2

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Hawaiian, Inc.	9,409	$ 262,417
First Horizon Corp.	29,816	700,378
First Internet Bancorp	281	12,086
First Interstate BancSystem, Inc. Class A	5,713	210,067
First Merchants Corp.	3,427	142,563
First Mid Bancshares, Inc.	782	30,099
First of Long Island Corp.	2,890	56,239
First Republic Bank	4,389	711,457
Flushing Financial Corp.	2,575	57,551
FNB Corp.	24,748	308,113
Fulton Financial Corp.	10,167	168,976
German American Bancorp, Inc.	1,832	69,598
Glacier Bancorp, Inc.	7,320	368,050
Great Southern Bancorp, Inc.	1,288	76,005
Guaranty Bancshares, Inc.	986	34,510
Hancock Whitney Corp.	5,726	298,611
Hanmi Financial Corp.	2,726	67,087
HarborOne Bancorp, Inc.	3,449	48,355
Heartland Financial USA, Inc.	2,936	140,429
Heritage Commerce Corp.	4,676	52,605
Heritage Financial Corp.	2,744	68,765
Hilltop Holdings, Inc.	4,920	144,648
Home BancShares, Inc.	11,965	270,409
HomeStreet, Inc.	1,444	68,417
HomeTrust Bancshares, Inc.	2,018	59,592
Hope Bancorp, Inc.	7,589	122,031
Horizon Bancorp, Inc.	3,992	74,531
Huntington Bancshares, Inc.	38,021	555,867
Independent Bank Corp.	5,850	342,271
Independent Bank Group, Inc.	3,133	222,944
International Bancshares Corp.	4,629	195,390
Investar Holding Corp.	619	11,817
Investors Bancorp, Inc.	16,471	245,912
JPMorgan Chase & Co.	53,837	7,339,060
KeyCorp	23,443	524,654
Lakeland Bancorp, Inc.	3,667	61,239
Lakeland Financial Corp.	1,686	123,078
Live Oak Bancshares, Inc.	3,910	198,980
M&T Bank Corp.	3,071	520,534
Macatawa Bank Corp.	1,713	15,434
Mercantile Bank Corp.	1,549	54,866
Meta Financial Group, Inc.	3,630	199,360
†Metropolitan Bank Holding Corp.	1,000	101,770
Midland States Bancorp, Inc.	2,021	58,326
MidWestOne Financial Group, Inc.	1,275	42,202
National Bank Holdings Corp. Class A	1,818	73,229
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
National Bankshares, Inc.	222	$ 8,256
NBT Bancorp, Inc.	3,154	113,954
†Nicolet Bankshares, Inc.	736	68,868
Northrim BanCorp, Inc.	322	14,030
OceanFirst Financial Corp.	3,787	76,119
OFG Bancorp	3,694	98,408
Old National Bancorp	20,475	335,380
Old Second Bancorp, Inc.	1,033	14,989
Origin Bancorp, Inc.	1,422	60,136
Orrstown Financial Services, Inc.	503	11,534
Pacific Premier Bancorp, Inc.	5,733	202,662
PacWest Bancorp	6,636	286,211
Park National Corp.	1,191	156,474
Parke Bancorp, Inc.	739	17,448
PCB Bancorp	642	14,734
Peapack-Gladstone Financial Corp.	2,178	75,685
Peoples Bancorp, Inc.	2,283	71,481
Peoples Financial Services Corp.	412	20,798
People's United Financial, Inc.	28,955	578,810
Pinnacle Financial Partners, Inc.	3,905	359,572
PNC Financial Services Group, Inc.	5,084	937,744
Popular, Inc.	5,265	430,361
Preferred Bank	1,329	98,466
Primis Financial Corp.	1,601	22,382
Prosperity Bancshares, Inc.	4,571	317,136
QCR Holdings, Inc.	1,366	77,302
RBB Bancorp	1,258	29,550
Regions Financial Corp.	24,752	550,979
Renasant Corp.	4,113	137,580
Republic Bancorp, Inc. Class A	1,308	58,782
†Republic First Bancorp, Inc.	4,711	24,309
S&T Bancorp, Inc.	3,057	90,426
Sandy Spring Bancorp, Inc.	3,595	161,487
Seacoast Banking Corp. of Florida	3,281	114,901
ServisFirst Bancshares, Inc.	3,116	296,924
Sierra Bancorp	1,304	32,574
Signature Bank	1,450	425,560
Simmons First National Corp. Class A	7,200	188,784
SmartFinancial, Inc.	542	13,864
†Southern First Bancshares, Inc.	419	21,302
Southside Bancshares, Inc.	2,708	110,568
SouthState Corp.	4,676	381,515

LVIP Dimensional U.S. Core Equity 2 Fund–3

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Spirit of Texas Bancshares, Inc.	600	$ 15,768
Stock Yards Bancorp, Inc.	1,461	77,287
Summit Financial Group, Inc.	450	11,515
†SVB Financial Group	1,665	931,484
Synovus Financial Corp.	9,521	466,529
†Texas Capital Bancshares, Inc.	2,530	144,994
Tompkins Financial Corp.	1,112	87,036
Towne Bank	4,814	144,131
TriCo Bancshares	2,055	82,262
†TriState Capital Holdings, Inc.	2,375	78,921
†Triumph Bancorp, Inc.	2,365	222,357
Truist Financial Corp.	16,483	934,586
Trustmark Corp.	4,607	140,007
U.S. Bancorp	26,453	1,405,977
UMB Financial Corp.	2,898	281,570
Umpqua Holdings Corp.	14,427	272,093
United Bankshares, Inc.	8,773	306,002
United Community Banks, Inc.	5,327	185,380
Univest Financial Corp.	2,727	72,975
Valley National Bancorp	26,937	350,720
Veritex Holdings, Inc.	2,371	90,501
Washington Trust Bancorp, Inc.	1,505	79,012
Webster Financial Corp.	10,320	579,158
Wells Fargo & Co.	52,041	2,521,907
WesBanco, Inc.	5,072	174,274
West BanCorp, Inc.	758	20,625
Westamerica BanCorp	1,867	112,953
Western Alliance Bancorp	5,374	445,075
Wintrust Financial Corp.	2,899	269,404
Zions Bancorp NA	7,368	483,046
		49,868,496
Beverages–1.31%
†Boston Beer Co., Inc. Class A	527	204,724
Brown-Forman Corp. Class A	8,438	558,333
†Celsius Holdings, Inc.	783	43,206
Coca-Cola Co.	66,136	4,100,432
Coca-Cola Consolidated, Inc.	532	264,324
Constellation Brands, Inc. Class A	1,643	378,416
Keurig Dr Pepper, Inc.	6,902	261,586
MGP Ingredients, Inc.	1,309	112,037
Molson Coors Beverage Co. Class B	8,465	451,862
†Monster Beverage Corp.	3,892	310,971
National Beverage Corp.	4,024	175,044
PepsiCo, Inc.	29,654	4,963,486
		11,824,421
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology–2.17%
†2seventy bio, Inc.	848	$ 14,467
AbbVie, Inc.	31,346	5,081,500
†ACADIA Pharmaceuticals, Inc.	3,332	80,701
†Adverum Biotechnologies, Inc.	5,792	7,588
†Agios Pharmaceuticals, Inc.	1,115	32,458
†Akebia Therapeutics, Inc.	7,580	5,442
†Albireo Pharma, Inc.	900	26,847
†Alkermes PLC	7,678	202,008
†Allakos, Inc.	198	1,129
†Allogene Therapeutics, Inc.	2,127	19,377
†Alnylam Pharmaceuticals, Inc.	409	66,786
Amgen, Inc.	12,442	3,008,724
†AnaptysBio, Inc.	1,298	32,113
†Anika Therapeutics, Inc.	1,049	26,340
†Arcus Biosciences, Inc.	1,344	42,417
†Arcutis Biotherapeutics, Inc.	1,509	29,063
†Ardelyx, Inc.	2,308	2,470
†Assembly Biosciences, Inc.	1,150	2,369
†Atara Biotherapeutics, Inc.	2,169	20,150
†Avidity Biosciences, Inc.	940	17,362
†Biogen, Inc.	4,046	852,088
†Biohaven Pharmaceutical Holding Co. Ltd.	1,563	185,325
†BioMarin Pharmaceutical, Inc.	2,850	219,735
†Bluebird Bio, Inc.	2,545	12,343
†Blueprint Medicines Corp.	1,479	94,479
†Catalyst Pharmaceuticals, Inc.	2,500	20,725
†ChemoCentryx, Inc.	443	11,106
†Chimerix, Inc.	1,691	7,745
†Concert Pharmaceuticals, Inc.	1,683	5,672
†Crinetics Pharmaceuticals, Inc.	600	13,170
†CRISPR Therapeutics AG	1,463	91,833
†Denali Therapeutics, Inc.	3,237	104,134
†Eagle Pharmaceuticals, Inc.	867	42,908
†Editas Medicine, Inc.	2,173	41,331
†Emergent BioSolutions, Inc.	3,148	129,257
†Enanta Pharmaceuticals, Inc.	1,564	111,326
†Enochian Biosciences, Inc.	1,600	13,200
†Exact Sciences Corp.	2,539	177,527
†Exelixis, Inc.	14,409	326,652
†Fate Therapeutics, Inc.	1,229	47,648
†FibroGen, Inc.	797	9,580
†G1 Therapeutics, Inc.	1,617	12,289
Gilead Sciences, Inc.	24,883	1,479,294
†Global Blood Therapeutics, Inc.	1,964	68,033

LVIP Dimensional U.S. Core Equity 2 Fund–4

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†GlycoMimetics, Inc.	2,474	$ 2,820
†Halozyme Therapeutics, Inc.	4,947	197,286
†Heron Therapeutics, Inc.	3,806	21,770
†Horizon Therapeutics PLC	6,133	645,253
†Incyte Corp.	2,494	198,074
†Insmed, Inc.	777	18,260
†Intellia Therapeutics, Inc.	1,899	138,000
†Ionis Pharmaceuticals, Inc.	3,180	117,787
†Iovance Biotherapeutics, Inc.	3,515	58,525
†Ironwood Pharmaceuticals, Inc.	7,322	92,111
†Jounce Therapeutics, Inc.	728	4,943
†Kodiak Sciences, Inc.	240	1,853
†Krystal Biotech, Inc.	200	13,308
†Kura Oncology, Inc.	1,842	29,619
†Kymera Therapeutics, Inc.	638	27,000
†Lexicon Pharmaceuticals, Inc.	4,300	8,987
†Ligand Pharmaceuticals, Inc.	909	102,253
†Lineage Cell Therapeutics, Inc.	4,300	6,622
†Lumos Pharma, Inc.	21	198
†MacroGenics, Inc.	2,522	22,219
†Madrigal Pharmaceuticals, Inc.	698	68,488
†Mirati Therapeutics, Inc.	494	40,617
†Moderna, Inc.	3,082	530,905
†Molecular Templates, Inc.	2,529	8,725
†Myriad Genetics, Inc.	6,104	153,821
†Natera, Inc.	344	13,994
†Neurocrine Biosciences, Inc.	1,259	118,031
†Novavax, Inc.	434	31,964
†OPKO Health, Inc.	44,007	151,384
=†PDL BioPharma, Inc.	12,718	43,623
†Protagonist Therapeutics, Inc.	3,412	80,796
†Prothena Corp. PLC	2,185	79,905
†Regeneron Pharmaceuticals, Inc.	1,908	1,332,585
†REGENXBIO, Inc.	2,597	86,194
†Relay Therapeutics, Inc.	2,207	66,056
†REVOLUTION Medicines, Inc.	900	22,959
†Rhythm Pharmaceuticals, Inc.	1,655	19,066
†Rocket Pharmaceuticals, Inc.	1,401	22,220
†Sage Therapeutics, Inc.	752	24,891
†Sangamo Therapeutics, Inc.	8,751	50,843
†Sarepta Therapeutics, Inc.	895	69,917
†Seagen, Inc.	1,844	265,628
†Spectrum Pharmaceuticals, Inc.	5,260	6,785
†SpringWorks Therapeutics, Inc.	296	16,706
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Syros Pharmaceuticals, Inc.	300	$ 357
†Travere Therapeutics, Inc.	1,860	47,932
†Twist Bioscience Corp.	476	23,505
†Ultragenyx Pharmaceutical, Inc.	1,378	100,070
†United Therapeutics Corp.	2,384	427,713
†Vanda Pharmaceuticals, Inc.	3,572	40,399
†Verastem, Inc.	6,841	9,646
†Vertex Pharmaceuticals, Inc.	3,556	928,009
†Vir Biotechnology, Inc.	589	15,149
†Xencor, Inc.	3,216	85,803
		19,488,285
Building Products–1.12%
A O Smith Corp.	8,201	523,962
AAON, Inc.	3,577	199,346
Advanced Drainage Systems, Inc.	4,570	542,962
Allegion PLC	3,804	417,603
†American Woodmark Corp.	1,121	54,873
Apogee Enterprises, Inc.	1,507	71,522
†Armstrong Flooring, Inc.	1,730	2,474
Armstrong World Industries, Inc.	3,181	286,322
†AZEK Co., Inc.	590	14,656
†Builders FirstSource, Inc.	10,757	694,257
Carlisle Cos., Inc.	3,630	892,690
Carrier Global Corp.	25,580	1,173,355
†Cornerstone Building Brands, Inc.	5,674	137,992
CSW Industrials, Inc.	1,444	169,800
Fortune Brands Home & Security, Inc.	5,662	420,573
†Gibraltar Industries, Inc.	1,995	85,685
Griffon Corp.	3,933	78,778
Insteel Industries, Inc.	1,555	57,519
†JELD-WEN Holding, Inc.	7,208	146,178
Johnson Controls International PLC	7,194	471,710
Lennox International, Inc.	1,245	321,036
Masco Corp.	4,785	244,035
†Masonite International Corp.	1,626	144,616
MDU Resources Group, Inc.	12,934	344,691
Owens Corning	5,731	524,386
†PGT Innovations, Inc.	4,054	72,891
Quanex Building Products Corp.	2,203	46,241
†Resideo Technologies, Inc.	9,867	235,131
Simpson Manufacturing Co., Inc.	2,689	293,208
Tecnoglass, Inc.	1,700	42,908
Trane Technologies PLC	2,470	377,169
†Trex Co., Inc.	6,500	424,645
UFP Industries, Inc.	4,286	330,708

LVIP Dimensional U.S. Core Equity 2 Fund–5

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Zurn Water Solutions Corp.	6,889	$ 243,871
		10,087,793
Capital Markets–3.07%
Affiliated Managers Group, Inc.	2,450	345,327
Ameriprise Financial, Inc.	3,767	1,131,456
Ares Management Corp. Class A	1,769	143,696
Artisan Partners Asset Management, Inc. Class A	3,108	122,300
†AssetMark Financial Holdings, Inc.	1,088	24,208
B Riley Financial, Inc.	150	10,494
Bank of New York Mellon Corp.	10,656	528,857
BGC Partners, Inc. Class A	17,890	78,716
BlackRock, Inc.	2,111	1,613,163
Blackstone, Inc.	5,556	705,279
†Blucora, Inc.	3,219	62,931
Brightsphere Investment Group, Inc.	2,470	59,898
Cboe Global Markets, Inc.	3,177	363,512
Charles Schwab Corp.	11,522	971,420
CME Group, Inc.	3,001	713,818
Cohen & Steers, Inc.	2,732	234,651
Cowen, Inc. Class A	1,499	40,623
Diamond Hill Investment Group, Inc.	308	57,688
†Donnelley Financial Solutions, Inc.	3,917	130,279
Evercore, Inc. Class A	3,008	334,851
FactSet Research Systems, Inc.	1,445	627,347
Federated Hermes, Inc.	6,284	214,033
Franklin Resources, Inc.	11,369	317,422
GAMCO Investors, Inc. Class A	694	15,344
Goldman Sachs Group, Inc.	5,708	1,884,211
Greenhill & Co., Inc.	1,658	25,649
Hamilton Lane, Inc. Class A	1,683	130,079
Houlihan Lokey, Inc.	2,512	220,554
Interactive Brokers Group, Inc. Class A	1,344	88,583
Intercontinental Exchange, Inc.	5,809	767,485
Invesco Ltd.	17,695	408,047
Janus Henderson Group PLC	10,713	375,169
Jefferies Financial Group, Inc.	12,086	397,025
KKR & Co., Inc.	11,406	666,909
Lazard Ltd. Class A	8,039	277,345
LPL Financial Holdings, Inc.	6,025	1,100,647
MarketAxess Holdings, Inc.	898	305,500
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Moelis & Co. Class A	3,087	$ 144,935
Moody's Corp.	2,960	998,734
Morgan Stanley	26,284	2,297,222
Morningstar, Inc.	2,516	687,296
MSCI, Inc.	625	314,300
Nasdaq, Inc.	4,429	789,248
Northern Trust Corp.	8,457	984,818
†Open Lending Corp. Class A	1,211	22,900
Oppenheimer Holdings, Inc. Class A	765	33,339
Piper Sandler Cos.	1,263	165,769
PJT Partners, Inc. Class A	816	51,506
Raymond James Financial, Inc.	7,398	813,114
S&P Global, Inc.	3,140	1,287,965
†Safeguard Scientifics, Inc.	1,565	8,169
SEI Investments Co.	9,150	550,921
State Street Corp.	9,159	797,932
Stifel Financial Corp.	6,789	460,973
†StoneX Group, Inc.	1,244	92,342
T Rowe Price Group, Inc.	6,609	999,215
Tradeweb Markets, Inc. Class A	2,207	193,929
Victory Capital Holdings, Inc.	700	20,209
Virtu Financial, Inc. Class A	5,162	192,130
Virtus Investment Partners, Inc.	420	100,796
Westwood Holdings Group, Inc.	439	6,725
WisdomTree Investments, Inc.	10,540	61,870
		27,570,873
Chemicals–2.51%
AdvanSix, Inc.	2,562	130,893
†AgroFresh Solutions, Inc.	1,708	3,245
Air Products & Chemicals, Inc.	2,930	732,236
Albemarle Corp.	2,615	578,307
American Vanguard Corp.	2,114	42,956
Ashland Global Holdings, Inc.	3,930	386,751
†Aspen Aerogels, Inc.	400	13,792
Avient Corp.	6,532	313,536
†Axalta Coating Systems Ltd.	15,781	387,897
Balchem Corp.	1,569	214,482
Cabot Corp.	3,948	270,083
Celanese Corp.	3,452	493,187
CF Industries Holdings, Inc.	8,984	925,891
Chase Corp.	690	59,968
Chemours Co.	10,477	329,816
Corteva, Inc.	18,564	1,067,059
Dow, Inc.	22,099	1,408,148
DuPont de Nemours, Inc.	3,901	287,036

LVIP Dimensional U.S. Core Equity 2 Fund–6

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Eastman Chemical Co.	3,835	$ 429,750
Ecolab, Inc.	3,310	584,414
Ecovyst, Inc.	2,313	26,738
Element Solutions, Inc.	18,605	407,450
†Ferro Corp.	5,633	122,461
†Flotek Industries, Inc.	3,167	3,990
FMC Corp.	3,567	469,310
FutureFuel Corp.	4,158	40,457
†GCP Applied Technologies, Inc.	4,182	131,398
Hawkins, Inc.	1,770	81,243
HB Fuller Co.	3,432	226,752
Huntsman Corp.	14,366	538,869
†Ingevity Corp.	2,010	128,781
Innospec, Inc.	1,414	130,866
International Flavors & Fragrances, Inc.	6,197	813,852
†Intrepid Potash, Inc.	1,283	105,386
Koppers Holdings, Inc.	1,060	29,171
Kronos Worldwide, Inc.	4,954	76,886
Linde PLC	6,241	1,993,563
†Livent Corp.	7,469	194,717
†LSB Industries, Inc.	3,136	68,490
LyondellBasell Industries NV Class A	17,181	1,766,550
Minerals Technologies, Inc.	2,394	158,363
Mosaic Co.	11,375	756,438
NewMarket Corp.	666	216,037
Olin Corp.	12,382	647,331
PPG Industries, Inc.	8,352	1,094,697
Quaker Chemical Corp.	60	10,369
†Rayonier Advanced Materials, Inc.	7,464	49,039
RPM International, Inc.	6,108	497,436
Scotts Miracle-Gro Co.	3,385	416,220
Sensient Technologies Corp.	2,141	179,737
Sherwin-Williams Co.	5,123	1,278,803
Stepan Co.	1,624	160,467
†Trecora Resources	817	6,912
Tredegar Corp.	3,415	40,946
Trinseo PLC	3,760	180,179
Tronox Holdings PLC Class A	7,716	152,700
Valvoline, Inc.	8,731	275,550
†Venator Materials PLC	3,553	6,324
Westlake Chemical Corp.	3,165	390,561
		22,534,486
Commercial Services & Supplies–0.96%
ABM Industries, Inc.	4,513	207,778
ACCO Brands Corp.	7,956	63,648
Brady Corp. Class A	2,770	128,168
†BrightView Holdings, Inc.	3,756	51,119
Brink's Co.	2,184	148,512
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Casella Waste Systems, Inc. Class A	2,417	$ 211,850
†CECO Environmental Corp.	1,187	6,517
†Cimpress PLC	912	57,994
Cintas Corp.	2,562	1,089,849
†Civeo Corp.	630	14,871
†Clean Harbors, Inc.	4,340	484,518
†Copart, Inc.	5,336	669,508
Deluxe Corp.	3,259	98,552
Ennis, Inc.	1,765	32,600
†Harsco Corp.	5,387	65,937
Healthcare Services Group, Inc.	4,016	74,577
†Heritage-Crystal Clean, Inc.	2,134	63,188
HNI Corp.	3,300	122,265
†IAA, Inc.	4,783	182,950
Interface, Inc.	3,770	51,159
†KAR Auction Services, Inc.	9,508	171,619
Kimball International, Inc. Class B	3,544	29,947
Matthews International Corp. Class A	2,379	76,984
MillerKnoll, Inc.	5,531	191,151
†Montrose Environmental Group, Inc.	388	20,537
MSA Safety, Inc.	1,750	232,225
NL Industries, Inc.	2,090	15,027
Pitney Bowes, Inc.	8,459	43,987
†Quad/Graphics, Inc.	4,623	32,084
Republic Services, Inc.	6,731	891,857
Rollins, Inc.	8,554	299,818
†SP Plus Corp.	1,793	56,228
Steelcase, Inc. Class A	5,268	62,953
†Stericycle, Inc.	4,397	259,071
†Team, Inc.	1,744	3,854
Tetra Tech, Inc.	2,382	392,887
†U.S. Ecology, Inc.	1,884	90,206
UniFirst Corp.	1,034	190,545
†Viad Corp.	1,218	43,410
†Vidler Water Resouces, Inc.	1,481	22,867
VSE Corp.	1,374	63,328
Waste Management, Inc.	10,092	1,599,582
		8,615,727
Communications Equipment–0.86%
ADTRAN, Inc.	4,319	79,686
†Applied Optoelectronics, Inc.	1,210	4,416
†Arista Networks, Inc.	7,236	1,005,659
†CalAmp Corp.	3,203	23,414
†Calix, Inc.	1,776	76,208
†Casa Systems, Inc.	3,998	18,071
†Ciena Corp.	8,129	492,861
Cisco Systems, Inc.	56,384	3,143,972

LVIP Dimensional U.S. Core Equity 2 Fund–7

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†CommScope Holding Co., Inc.	9,089	$ 71,621
Comtech Telecommunications Corp.	2,049	32,149
†Digi International, Inc.	1,498	32,237
†Extreme Networks, Inc.	2,992	36,532
†F5, Inc.	1,813	378,826
†Harmonic, Inc.	6,256	58,118
†Infinera Corp.	10,268	89,024
Juniper Networks, Inc.	15,147	562,863
†Lumentum Holdings, Inc.	3,600	351,360
Motorola Solutions, Inc.	2,218	537,200
†NETGEAR, Inc.	2,066	50,989
†NetScout Systems, Inc.	5,309	170,313
†Palo Alto Networks, Inc.	166	103,337
†Ribbon Communications, Inc.	9,487	29,315
Ubiquiti, Inc.	253	73,663
†Viasat, Inc.	2,404	117,315
†Viavi Solutions, Inc.	10,641	171,107
		7,710,256
Construction & Engineering–0.52%
AECOM	6,852	526,302
†Ameresco, Inc. Class A	3,022	240,249
Arcosa, Inc.	2,983	170,777
Argan, Inc.	1,157	46,963
Comfort Systems USA, Inc.	2,557	227,599
†Construction Partners, Inc. Class A	2,150	56,287
†Dycom Industries, Inc.	2,115	201,475
EMCOR Group, Inc.	3,159	355,798
†Fluor Corp.	7,505	215,318
Granite Construction, Inc.	2,572	84,362
†Great Lakes Dredge & Dock Corp.	4,650	65,239
†IES Holdings, Inc.	1,179	47,396
†MasTec, Inc.	5,994	522,077
†Matrix Service Co.	2,351	19,325
†MYR Group, Inc.	1,177	110,685
†Northwest Pipe Co.	539	13,718
†NV5 Global, Inc.	614	81,846
Primoris Services Corp.	5,392	128,437
Quanta Services, Inc.	4,755	625,806
†Sterling Construction Co., Inc.	2,101	56,307
†Tutor Perini Corp.	4,056	43,805
Valmont Industries, Inc.	1,274	303,976
†WillScot Mobile Mini Holdings Corp.	14,301	559,598
		4,703,345
Construction Materials–0.21%
Eagle Materials, Inc.	2,323	298,180
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials (continued)
Martin Marietta Materials, Inc.	1,696	$ 652,774
†Summit Materials, Inc. Class A	8,272	256,928
U.S. Lime & Minerals, Inc.	277	32,143
Vulcan Materials Co.	3,325	610,803
		1,850,828
Consumer Finance–1.08%
Ally Financial, Inc.	16,293	708,420
American Express Co.	15,598	2,916,826
Capital One Financial Corp.	6,837	897,630
†Credit Acceptance Corp.	1,348	741,899
Curo Group Holdings Corp.	1,445	18,857
Discover Financial Services	9,721	1,071,157
†Encore Capital Group, Inc.	2,487	156,009
†Enova International, Inc.	2,115	80,306
†EZCORP, Inc. Class A	4,961	29,964
FirstCash Holdings, Inc.	2,903	204,197
†Green Dot Corp. Class A	3,291	90,437
†LendingClub Corp.	7,603	119,975
†LendingTree, Inc.	222	26,567
Navient Corp.	12,007	204,599
Nelnet, Inc. Class A	1,924	163,521
OneMain Holdings, Inc.	8,941	423,893
†PRA Group, Inc.	3,508	158,141
†PROG Holdings, Inc.	4,619	132,889
Regional Management Corp.	567	27,539
SLM Corp.	27,460	504,165
Synchrony Financial	25,752	896,427
†World Acceptance Corp.	783	150,211
		9,723,629
Containers & Packaging–0.85%
Amcor PLC	38,673	438,165
AptarGroup, Inc.	3,912	459,660
†Ardagh Metal Packaging SA	4,030	32,764
Avery Dennison Corp.	4,167	724,933
Ball Corp.	10,192	917,280
†Berry Global Group, Inc.	10,390	602,204
Crown Holdings, Inc.	6,948	869,125
Graphic Packaging Holding Co.	25,771	516,451
Greif, Inc. Class A	2,191	141,625
International Paper Co.	11,999	553,754
Myers Industries, Inc.	3,079	66,506
†O-I Glass, Inc.	8,101	106,771
Packaging Corp. of America	3,737	583,383
†Ranpak Holdings Corp.	874	17,856
Sealed Air Corp.	5,125	343,170
Silgan Holdings, Inc.	8,348	385,928
Sonoco Products Co.	7,114	445,052
TriMas Corp.	3,116	99,993

LVIP Dimensional U.S. Core Equity 2 Fund–8

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
Westrock Co.	7,303	$ 343,460
		7,648,080
Distributors–0.18%
†Funko, Inc. Class A	1,250	21,562
Genuine Parts Co.	4,336	546,423
LKQ Corp.	9,025	409,825
Pool Corp.	1,376	581,842
Weyco Group, Inc.	507	12,533
		1,572,185
Diversified Consumer Services–0.33%
†2U, Inc.	2,763	36,693
ADT, Inc.	16,250	123,337
†Adtalem Global Education, Inc.	2,932	87,110
†American Public Education, Inc.	1,456	30,925
†Bright Horizons Family Solutions, Inc.	1,341	177,937
Carriage Services, Inc.	1,652	88,101
†Chegg, Inc.	1,280	46,438
†frontdoor, Inc.	3,903	116,505
Graham Holdings Co. Class B	279	170,600
†Grand Canyon Education, Inc.	3,013	292,592
H&R Block, Inc.	8,384	218,319
†Houghton Mifflin Harcourt Co.	10,453	219,618
Laureate Education, Inc. Class A	6,158	72,972
†Perdoceo Education Corp.	6,090	69,913
Service Corp. International	10,544	694,006
Strategic Education, Inc.	1,317	87,423
†Stride, Inc.	2,788	101,288
†Terminix Global Holdings, Inc.	5,840	266,479
†WW International, Inc.	1,972	20,174
†Zovio, Inc.	2,198	1,803
		2,922,233
Diversified Financial Services–1.07%
Apollo Global Management, Inc.	9,959	617,358
†Berkshire Hathaway, Inc. Class B	22,189	7,830,720
†Cannae Holdings, Inc.	5,520	132,038
Equitable Holdings, Inc.	18,093	559,255
Voya Financial, Inc.	6,997	464,251
		9,603,622
Diversified Telecommunication Services–1.15%
†Anterix, Inc.	1,166	67,511
AT&T, Inc.	137,994	3,260,798
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
ATN International, Inc.	1,118	$ 44,586
Cogent Communications Holdings, Inc.	1,631	108,217
†Consolidated Communications Holdings, Inc.	6,890	40,651
†EchoStar Corp. Class A	4,341	105,660
†IDT Corp. Class B	1,774	60,476
†Iridium Communications, Inc.	7,987	322,036
†Liberty Latin America Ltd. Class A	15,472	148,664
Lumen Technologies, Inc.	66,373	748,024
†Telesat Corp.	853	14,074
Verizon Communications, Inc.	107,103	5,455,827
		10,376,524
Electric Utilities–0.90%
ALLETE, Inc.	1,883	126,123
Alliant Energy Corp.	5,343	333,831
American Electric Power Co., Inc.	3,298	329,041
Avangrid, Inc.	1,617	75,579
Constellation Energy Corp.	2,341	131,681
Duke Energy Corp.	4,885	545,459
Edison International	7,419	520,072
Entergy Corp.	3,777	440,965
Evergy, Inc.	5,103	348,739
Eversource Energy	2,987	263,424
Exelon Corp.	7,024	334,553
FirstEnergy Corp.	10,192	467,405
Hawaiian Electric Industries, Inc.	4,111	173,936
IDACORP, Inc.	1,690	194,958
MGE Energy, Inc.	1,792	142,984
NextEra Energy, Inc.	11,624	984,669
NRG Energy, Inc.	15,841	607,661
OGE Energy Corp.	5,679	231,590
Otter Tail Corp.	1,231	76,937
†PG&E Corp.	4,692	56,022
Pinnacle West Capital Corp.	2,967	231,723
PNM Resources, Inc.	4,259	203,027
Portland General Electric Co.	3,574	197,106
PPL Corp.	13,594	388,245
Southern Co.	6,267	454,420
Xcel Energy, Inc.	3,561	256,997
		8,117,147
Electrical Equipment–0.88%
Acuity Brands, Inc.	2,140	405,102
Allied Motion Technologies, Inc.	1,137	33,928

LVIP Dimensional U.S. Core Equity 2 Fund–9

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
AMETEK, Inc.	6,378	$ 849,422
†Atkore, Inc.	3,256	320,521
AZZ, Inc.	2,008	96,866
Eaton Corp. PLC	6,494	985,529
Emerson Electric Co.	8,407	824,306
Encore Wire Corp.	1,649	188,101
EnerSys	2,817	210,064
†FuelCell Energy, Inc.	3,227	18,588
†Generac Holdings, Inc.	1,111	330,256
GrafTech International Ltd.	10,007	96,267
Hubbell, Inc.	3,398	624,451
LSI Industries, Inc.	457	2,742
nVent Electric PLC	9,432	328,045
†Plug Power, Inc.	4,656	133,208
Powell Industries, Inc.	1,009	19,595
Preformed Line Products Co.	449	28,476
Regal Rexnord Corp.	4,409	655,971
Rockwell Automation, Inc.	3,377	945,661
†Sensata Technologies Holding PLC	8,924	453,785
†Sunrun, Inc.	9,039	274,514
†Thermon Group Holdings, Inc.	2,349	38,054
†TPI Composites, Inc.	2,494	35,066
†Vicor Corp.	594	41,907
		7,940,425
Electronic Equipment, Instruments & Components–1.50%
Advanced Energy Industries, Inc.	2,741	235,945
Amphenol Corp. Class A	8,812	663,984
†Arlo Technologies, Inc.	5,053	44,770
†Arrow Electronics, Inc.	4,234	502,279
Avnet, Inc.	6,028	244,677
Badger Meter, Inc.	2,033	202,710
Bel Fuse, Inc. Class B	886	15,806
Belden, Inc.	3,141	174,011
Benchmark Electronics, Inc.	2,494	62,450
CDW Corp.	4,704	841,499
Cognex Corp.	4,550	351,033
†Coherent, Inc.	1,139	311,357
Corning, Inc.	22,617	834,794
CTS Corp.	2,254	79,656
†Daktronics, Inc.	2,615	10,042
†ePlus, Inc.	2,128	119,296
†Fabrinet	2,253	236,858
†FARO Technologies, Inc.	842	43,717
†Flex Ltd.	37,460	694,883
†II-VI, Inc.	2,215	160,565
†Insight Enterprises, Inc.	2,095	224,835
†IPG Photonics Corp.	2,199	241,362
†Itron, Inc.	2,486	130,963
Jabil, Inc.	12,991	801,934
†Keysight Technologies, Inc.	6,786	1,071,984
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Kimball Electronics, Inc.	2,160	$ 43,178
†Knowles Corp.	6,423	138,287
Littelfuse, Inc.	1,254	312,760
Methode Electronics, Inc.	2,176	94,112
National Instruments Corp.	6,508	264,160
†Novanta, Inc.	1,666	237,055
†OSI Systems, Inc.	1,334	113,550
PC Connection, Inc.	2,018	105,723
†Plexus Corp.	2,007	164,193
†Rogers Corp.	1,055	286,644
†Sanmina Corp.	3,814	154,162
†ScanSource, Inc.	1,716	59,700
TD SYNNEX Corp.	3,860	398,391
TE Connectivity Ltd.	5,631	737,548
†Teledyne Technologies, Inc.	1,270	600,240
†Trimble, Inc.	6,467	466,529
†TTM Technologies, Inc.	6,628	98,227
Vishay Intertechnology, Inc.	8,859	173,636
†Vishay Precision Group, Inc.	600	19,290
Vontier Corp.	4,655	118,191
†Zebra Technologies Corp. Class A	1,396	577,525
		13,464,511
Energy Equipment & Services–0.62%
Archrock, Inc.	8,285	76,470
Baker Hughes Co.	16,384	596,541
†Bristow Group, Inc.	446	16,538
Cactus, Inc. Class A	2,654	150,588
ChampionX Corp.	8,993	220,149
Core Laboratories NV	2,200	69,586
†DMC Global, Inc.	551	16,805
†Dril-Quip, Inc.	2,477	92,516
†Expro Group Holdings NV	3,574	63,546
†Exterran Corp.	3,133	19,456
†Forum Energy Technologies, Inc.	380	8,702
†Geospace Technologies Corp.	1,182	6,796
Halliburton Co.	24,072	911,607
†Helix Energy Solutions Group, Inc.	13,252	63,345
Helmerich & Payne, Inc.	5,797	247,996
†Independence Contract Drilling, Inc.	97	401
†Liberty Oilfield Services, Inc. Class A	5,858	86,816
†Mammoth Energy Services, Inc.	2,622	5,585
†Nabors Industries Ltd.	576	87,967
†Natural Gas Services Group, Inc.	679	8,087
†Newpark Resources, Inc.	12,475	45,658
†NexTier Oilfield Solutions, Inc.	14,413	133,176

LVIP Dimensional U.S. Core Equity 2 Fund–10

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
NOV, Inc.	18,750	$ 367,687
†Oceaneering International, Inc.	6,032	91,445
†Oil States International, Inc.	5,610	38,989
Patterson-UTI Energy, Inc.	14,628	226,441
†ProPetro Holding Corp.	8,008	111,551
†RPC, Inc.	7,313	78,030
Schlumberger NV	25,658	1,059,932
†SEACOR Marine Holdings, Inc.	1,843	14,873
†Select Energy Services, Inc. Class A	9,056	77,610
Solaris Oilfield Infrastructure, Inc. Class A	2,100	23,709
†Technip Energies NV ADR	2,202	26,666
†TechnipFMC PLC	17,349	134,455
†TETRA Technologies, Inc.	6,409	26,341
†Tidewater, Inc.	3,355	72,938
†Transocean Ltd.	21,123	96,532
†U.S. Silica Holdings, Inc.	8,053	150,269
†Weatherford International PLC	2,072	68,998
		5,594,797
Entertainment–0.72%
Activision Blizzard, Inc.	8,780	703,366
†Cinemark Holdings, Inc.	4,148	71,677
Electronic Arts, Inc.	3,076	389,145
†IMAX Corp.	3,593	68,016
†Lions Gate Entertainment Corp.	15,707	243,743
†Live Nation Entertainment, Inc.	2,936	345,391
†Madison Square Garden Entertainment Corp.	1,336	111,302
†Marcus Corp.	2,001	35,418
†Netflix, Inc.	3,531	1,322,677
†Playtika Holding Corp.	2,516	48,634
†Reading International, Inc. Class A	1,404	6,009
†Roku, Inc.	862	107,983
†Spotify Technology SA	342	51,649
†Take-Two Interactive Software, Inc.	2,462	378,508
†Walt Disney Co.	14,515	1,990,877
Warner Music Group Corp. Class A	1,625	61,506
World Wrestling Entertainment, Inc. Class A	2,951	184,260
†Zynga, Inc. Class A	41,823	386,445
		6,506,606
Food & Staples Retailing–1.74%
Albertsons Cos., Inc. Class A	2,598	86,384
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing (continued)
Andersons, Inc.	2,422	$ 121,730
†BJ's Wholesale Club Holdings, Inc.	5,171	349,611
Casey's General Stores, Inc.	2,858	566,370
†Chefs' Warehouse, Inc.	2,797	91,182
Costco Wholesale Corp.	7,985	4,598,162
†Grocery Outlet Holding Corp.	774	25,372
Ingles Markets, Inc. Class A	1,307	116,388
Kroger Co.	42,500	2,438,225
Natural Grocers by Vitamin Cottage, Inc.	2,445	47,922
†Performance Food Group Co.	6,896	351,075
PriceSmart, Inc.	1,820	143,543
†Rite Aid Corp.	1,528	13,370
SpartanNash Co.	3,365	111,011
†Sprouts Farmers Market, Inc.	7,175	229,457
Sysco Corp.	11,488	937,995
†U.S. Foods Holding Corp.	10,600	398,878
†United Natural Foods, Inc.	3,773	156,014
Village Super Market, Inc. Class A	880	21,560
Walgreens Boots Alliance, Inc.	13,596	608,693
Walmart, Inc.	27,530	4,099,768
Weis Markets, Inc.	1,433	102,345
		15,615,055
Food Products–1.63%
Alico, Inc.	310	11,644
Archer-Daniels-Midland Co.	13,819	1,247,303
B&G Foods, Inc.	4,796	129,396
Bunge Ltd.	7,479	828,748
Calavo Growers, Inc.	781	28,467
Cal-Maine Foods, Inc.	3,414	188,521
Campbell Soup Co.	15,430	687,715
Conagra Brands, Inc.	14,520	487,436
†Darling Ingredients, Inc.	11,255	904,677
†Farmer Bros Co.	1,079	7,682
Flowers Foods, Inc.	13,973	359,246
Fresh Del Monte Produce, Inc.	3,707	96,048
†Freshpet, Inc.	1,223	125,529
General Mills, Inc.	13,411	908,193
†Hain Celestial Group, Inc.	6,883	236,775
Hershey Co.	3,913	847,673
Hormel Foods Corp.	10,944	564,054
†Hostess Brands, Inc.	8,647	189,715
Ingredion, Inc.	4,250	370,388
J & J Snack Foods Corp.	1,165	180,692
J M Smucker Co.	3,289	445,363
John B Sanfilippo & Son, Inc.	644	53,735
Kellogg Co.	11,922	768,850
Kraft Heinz Co.	8,651	340,763
Lamb Weston Holdings, Inc.	5,830	349,275

LVIP Dimensional U.S. Core Equity 2 Fund–11

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Lancaster Colony Corp.	2,052	$ 306,056
†Landec Corp.	2,083	24,121
†Lifeway Foods, Inc.	699	5,047
Limoneira Co.	992	14,563
McCormick & Co., Inc.	7,298	728,434
Mondelez International, Inc. Class A	13,538	849,916
†Pilgrim's Pride Corp.	7,304	183,330
†Post Holdings, Inc.	5,163	357,589
Sanderson Farms, Inc.	1,426	267,361
Seaboard Corp.	55	231,302
†Seneca Foods Corp. Class A	364	18,761
†Simply Good Foods Co.	6,162	233,848
Tootsie Roll Industries, Inc.	1,644	57,470
†TreeHouse Foods, Inc.	3,497	112,813
Tyson Foods, Inc. Class A	9,729	872,010
		14,620,509
Gas Utilities–0.22%
Atmos Energy Corp.	2,669	318,919
Chesapeake Utilities Corp.	908	125,086
Macquarie Infrastructure Corp.	5,659	21,108
National Fuel Gas Co.	3,810	261,747
New Jersey Resources Corp.	6,806	312,123
Northwest Natural Holding Co.	1,338	69,201
ONE Gas, Inc.	2,252	198,717
South Jersey Industries, Inc.	4,505	155,648
†Southwest Gas Holdings, Inc.	1,839	143,975
Spire, Inc.	2,361	169,425
UGI Corp.	5,970	216,234
		1,992,183
Health Care Equipment & Supplies–1.84%
Abbott Laboratories	16,618	1,966,906
†ABIOMED, Inc.	626	207,356
†Accuray, Inc.	4,267	14,124
†Align Technology, Inc.	835	364,060
†AngioDynamics, Inc.	3,064	65,999
†Artivion, Inc.	2,557	54,669
†AtriCure, Inc.	1,000	65,670
Atrion Corp.	84	59,892
†Avanos Medical, Inc.	2,882	96,547
†Axogen, Inc.	1,694	13,450
†Axonics, Inc.	1,522	95,277
Baxter International, Inc.	8,921	691,734
Becton Dickinson & Co.	2,735	727,510
†Boston Scientific Corp.	11,192	495,694
†Cardiovascular Systems, Inc.	1,216	27,482
CONMED Corp.	1,545	229,510
Cooper Cos., Inc.	1,008	420,931
†Cutera, Inc.	403	27,807
Dentsply Sirona, Inc.	4,446	218,832
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Dexcom, Inc.	493	$ 252,219
†Edwards Lifesciences Corp.	2,988	351,747
†Envista Holdings Corp.	7,903	384,955
†Glaukos Corp.	623	36,022
†Globus Medical, Inc. Class A	3,302	243,621
†Haemonetics Corp.	2,274	143,762
†Heska Corp.	202	27,933
†Hologic, Inc.	10,745	825,431
†ICU Medical, Inc.	892	198,595
†IDEXX Laboratories, Inc.	1,562	854,508
†Inari Medical, Inc.	235	21,300
†Inogen, Inc.	962	31,188
†Insulet Corp.	225	59,938
†Integer Holdings Corp.	2,023	162,993
†Integra LifeSciences Holdings Corp.	3,804	244,445
†Intuitive Surgical, Inc.	1,413	426,274
†Invacare Corp.	2,243	3,163
†iRhythm Technologies, Inc.	365	57,476
†Lantheus Holdings, Inc.	5,690	314,714
LeMaitre Vascular, Inc.	1,009	46,888
†LENSAR, Inc.	965	7,141
†LivaNova PLC	3,030	247,945
†Masimo Corp.	1,080	157,183
Medtronic PLC	10,996	1,220,006
†Meridian Bioscience, Inc.	2,980	77,361
†Merit Medical Systems, Inc.	3,063	203,751
†Natus Medical, Inc.	2,866	75,318
†Neogen Corp.	3,068	94,617
†Nevro Corp.	198	14,321
†Novocure Ltd.	459	38,028
†NuVasive, Inc.	2,785	157,909
†OraSure Technologies, Inc.	3,929	26,639
†Orthofix Medical, Inc.	1,631	53,334
†Penumbra, Inc.	250	55,532
†Quidel Corp.	1,784	200,629
ResMed, Inc.	2,939	712,737
†SeaSpine Holdings Corp.	660	8,026
†Shockwave Medical, Inc.	241	49,974
†STAAR Surgical Co.	327	26,131
Steris PLC	2,626	634,888
Stryker Corp.	2,779	742,966
†Surgalign Holdings, Inc.	5,064	1,541
†Surmodics, Inc.	576	26,110
†Tandem Diabetes Care, Inc.	570	66,285
Teleflex, Inc.	1,116	395,990
†UFP Technologies, Inc.	419	27,725
Utah Medical Products, Inc.	304	27,317
†Varex Imaging Corp.	2,809	59,804
Zimmer Biomet Holdings, Inc.	4,704	601,642
Zimvie, Inc.	470	10,735
		16,552,207

LVIP Dimensional U.S. Core Equity 2 Fund–12

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–2.95%
†Acadia Healthcare Co., Inc.	6,534	$ 428,173
†Addus HomeCare Corp.	1,037	96,742
†Amedisys, Inc.	1,501	258,607
AmerisourceBergen Corp.	5,383	832,804
†AMN Healthcare Services, Inc.	2,817	293,898
Anthem, Inc.	4,045	1,986,985
†Apollo Medical Holdings, Inc.	1,233	59,764
†Brookdale Senior Living, Inc.	14,577	102,768
Cardinal Health, Inc.	10,655	604,138
†Centene Corp.	8,151	686,233
Chemed Corp.	857	434,113
Cigna Corp.	6,513	1,560,580
†Community Health Systems, Inc.	5,888	69,891
†CorVel Corp.	1,034	174,167
†Covetrus, Inc.	4,287	71,979
†Cross Country Healthcare, Inc.	2,183	47,306
CVS Health Corp.	25,540	2,584,903
†DaVita, Inc.	6,324	715,308
Encompass Health Corp.	7,712	548,400
Ensign Group, Inc.	4,466	401,985
†Enzo Biochem, Inc.	4,475	12,977
†Five Star Senior Living, Inc.	46	99
†Guardant Health, Inc.	1,462	96,843
†Hanger, Inc.	1,874	34,350
HCA Healthcare, Inc.	1,658	415,528
†HealthEquity, Inc.	1,943	131,036
†Henry Schein, Inc.	4,163	362,972
Humana, Inc.	2,066	899,061
†Joint Corp.	300	10,617
†Laboratory Corp. of America Holdings	3,221	849,249
†LHC Group, Inc.	1,435	241,941
McKesson Corp.	3,088	945,329
†MEDNAX, Inc.	5,330	125,148
†ModivCare, Inc.	1,393	160,738
†Molina Healthcare, Inc.	2,358	786,605
National HealthCare Corp.	1,163	81,677
National Research Corp.	1,656	65,660
†Option Care Health, Inc.	2,000	57,120
Owens & Minor, Inc.	4,089	179,998
Patterson Cos., Inc.	6,463	209,207
†Pennant Group, Inc.	1,314	24,480
†PetIQ, Inc.	1,642	40,065
Premier, Inc. Class A	5,444	193,752
†Progyny, Inc.	600	30,840
Quest Diagnostics, Inc.	4,743	649,127
†R1 RCM, Inc.	8,118	217,238
†RadNet, Inc.	3,391	75,857
Select Medical Holdings Corp.	9,557	229,272
†Surgery Partners, Inc.	2,117	116,541
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Tenet Healthcare Corp.	5,353	$ 460,144
†Tivity Health, Inc.	800	25,736
U.S. Physical Therapy, Inc.	363	36,100
UnitedHealth Group, Inc.	12,108	6,174,717
Universal Health Services, Inc. Class B	4,616	669,089
		26,567,857
Health Care Technology–0.24%
†Allscripts Healthcare Solutions, Inc.	9,307	209,594
Cerner Corp.	11,189	1,046,843
†Change Healthcare, Inc.	9,602	209,324
†Computer Programs & Systems, Inc.	313	10,783
†Evolent Health, Inc. Class A	6,148	198,580
†HealthStream, Inc.	2,713	54,043
†NextGen Healthcare, Inc.	4,127	86,295
†Omnicell, Inc.	1,103	142,827
†Teladoc Health, Inc.	660	47,606
†Veeva Systems, Inc. Class A	505	107,292
		2,113,187
Hotels, Restaurants & Leisure–1.46%
Aramark	9,872	371,187
†Biglari Holdings, Inc.	136	22,536
†BJ's Restaurants, Inc.	1,840	52,072
Bloomin' Brands, Inc.	3,612	79,247
†Bluegreen Vacations Holding Corp.	1,022	30,221
†Booking Holdings, Inc.	85	199,618
Boyd Gaming Corp.	3,072	202,076
†Brinker International, Inc.	1,880	71,741
†Caesars Entertainment, Inc.	2,213	171,198
†Carnival Corp.	16,011	323,742
Carrols Restaurant Group, Inc.	3,714	8,394
†Cheesecake Factory, Inc.	1,853	73,731
†Chipotle Mexican Grill, Inc.	358	566,367
Choice Hotels International, Inc.	2,305	326,757
Churchill Downs, Inc.	991	219,784
†Chuy's Holdings, Inc.	1,208	32,616
Cracker Barrel Old Country Store, Inc.	1,519	180,351
Darden Restaurants, Inc.	4,166	553,870
†Dave & Buster's Entertainment, Inc.	2,106	103,405
Dine Brands Global, Inc.	552	43,028
Domino's Pizza, Inc.	730	297,117
†El Pollo Loco Holdings, Inc.	3,403	39,543
†Everi Holdings, Inc.	1,700	35,700
†Expedia Group, Inc.	492	96,270

LVIP Dimensional U.S. Core Equity 2 Fund–13

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Fiesta Restaurant Group, Inc.	1,638	$ 12,244
†Hilton Grand Vacations, Inc.	1,939	100,847
†Hilton Worldwide Holdings, Inc.	4,766	723,193
†Hyatt Hotels Corp. Class A	1,871	178,587
International Game Technology PLC	3,976	98,128
Jack in the Box, Inc.	1,074	100,322
†Las Vegas Sands Corp.	1,264	49,132
†Marriott International, Inc. Class A	5,315	934,111
Marriott Vacations Worldwide Corp.	2,191	345,521
McDonald's Corp.	4,663	1,153,067
MGM Resorts International	9,858	413,444
Nathan's Famous, Inc.	298	16,143
†Norwegian Cruise Line Holdings Ltd.	9,314	203,790
Papa John's International, Inc.	1,423	149,813
†Penn National Gaming, Inc.	3,322	140,919
†Planet Fitness, Inc. Class A	2,912	246,006
†Playa Hotels & Resorts NV	8,515	73,655
†PlayAGS, Inc.	1,440	9,605
†Potbelly Corp.	1,460	9,782
†Red Robin Gourmet Burgers, Inc.	1,284	21,648
Red Rock Resorts, Inc. Class A	3,743	181,760
†Royal Caribbean Cruises Ltd.	6,475	542,475
Ruth's Hospitality Group, Inc.	3,701	84,679
†Scientific Games Corp. Class A	3,487	204,861
†SeaWorld Entertainment, Inc.	4,911	365,575
†Shake Shack, Inc. Class A	835	56,696
†Six Flags Entertainment Corp.	534	23,229
Starbucks Corp.	7,152	650,617
Texas Roadhouse, Inc.	3,420	286,357
Travel & Leisure Co.	3,985	230,891
Vail Resorts, Inc.	915	238,147
Wendy's Co.	13,624	299,319
Wingstop, Inc.	1,345	157,836
Wyndham Hotels & Resorts, Inc.	2,374	201,054
†Wynn Resorts Ltd.	1,444	115,145
Yum! Brands, Inc.	3,499	414,736
		13,133,905
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables–0.98%
Bassett Furniture Industries, Inc.	722	$ 11,956
†Beazer Homes USA, Inc.	2,298	34,975
†Cavco Industries, Inc.	542	130,541
Century Communities, Inc.	2,517	134,836
DR Horton, Inc.	11,511	857,685
Ethan Allen Interiors, Inc.	1,750	45,622
Flexsteel Industries, Inc.	419	8,087
Garmin Ltd.	5,124	607,758
†GoPro, Inc. Class A	2,100	17,913
†Green Brick Partners, Inc.	3,200	63,232
Hamilton Beach Brands Holding Co. Class A	652	7,583
†Helen of Troy Ltd.	1,664	325,878
Hooker Furnishings Corp.	831	15,739
Installed Building Products, Inc.	1,646	139,070
†iRobot Corp.	1,792	113,613
KB Home	5,148	166,692
La-Z-Boy, Inc.	3,008	79,321
Leggett & Platt, Inc.	7,210	250,908
Lennar Corp.	10,251	824,856
†LGI Homes, Inc.	1,679	164,005
Lifetime Brands, Inc.	785	10,079
†Lovesac Co.	603	32,598
†M/I Homes, Inc.	1,091	48,386
MDC Holdings, Inc.	4,503	170,393
†Meritage Homes Corp.	2,325	184,210
†Mohawk Industries, Inc.	1,648	204,682
Newell Brands, Inc.	22,715	486,328
†NVR, Inc.	121	540,540
PulteGroup, Inc.	14,484	606,880
†Purple Innovation, Inc.	800	4,680
†Skyline Champion Corp.	2,886	158,384
†Sonos, Inc.	2,987	84,293
†Taylor Morrison Home Corp.	9,255	251,921
Tempur Sealy International, Inc.	11,328	316,278
Toll Brothers, Inc.	6,351	298,624
†TopBuild Corp.	2,631	477,237
†Tri Pointe Homes, Inc.	8,843	177,567
†Tupperware Brands Corp.	2,421	47,088
†Universal Electronics, Inc.	867	27,085
Whirlpool Corp.	4,083	705,461
		8,832,984
Household Products–1.14%
†Central Garden & Pet Co.	3,287	136,887
Church & Dwight Co., Inc.	8,227	817,599
Clorox Co.	3,633	505,096
Colgate-Palmolive Co.	7,201	546,052
Energizer Holdings, Inc.	3,912	120,333
Kimberly-Clark Corp.	4,357	536,608
Oil-Dri Corp. of America	282	8,079

LVIP Dimensional U.S. Core Equity 2 Fund–14

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products (continued)
Procter & Gamble Co.	46,860	$ 7,160,208
Reynolds Consumer Products, Inc.	1,427	41,868
Spectrum Brands Holdings, Inc.	2,923	259,329
WD-40 Co.	775	142,003
		10,274,062
Independent Power and Renewable Electricity Producers–0.22%
AES Corp.	14,524	373,703
Atlantica Sustainable Infrastructure PLC	5,908	207,194
Brookfield Renewable Corp. Class A	7,554	330,865
Clearway Energy, Inc.	5,540	195,866
Ormat Technologies, Inc.	2,822	230,924
†Sunnova Energy International, Inc.	3,839	88,527
Vistra Corp.	23,319	542,167
		1,969,246
Industrial Conglomerates–0.55%
3M Co.	13,652	2,032,510
General Electric Co.	8,723	798,154
Honeywell International, Inc.	8,579	1,669,302
Roper Technologies, Inc.	980	462,785
		4,962,751
Insurance–3.22%
Aflac, Inc.	15,862	1,021,354
†Alleghany Corp.	635	537,845
Allstate Corp.	11,168	1,546,880
†Ambac Financial Group, Inc.	2,234	23,234
American Equity Investment Life Holding Co.	6,329	252,590
American Financial Group, Inc.	4,583	667,376
American International Group, Inc.	10,172	638,496
American National Group, Inc.	1,541	291,388
AMERISAFE, Inc.	1,468	72,916
Aon PLC Class A	4,982	1,622,289
†Arch Capital Group Ltd.	11,376	550,826
Argo Group International Holdings Ltd.	2,598	107,245
Arthur J Gallagher & Co.	5,072	885,571
Assurant, Inc.	3,006	546,581
Assured Guaranty Ltd.	5,886	374,703
Axis Capital Holdings Ltd.	5,346	323,273
†Brighthouse Financial, Inc.	5,959	307,842
Brown & Brown, Inc.	8,544	617,475
Chubb Ltd.	5,362	1,146,932
Cincinnati Financial Corp.	4,103	557,844
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
CNA Financial Corp.	3,226	$ 156,848
CNO Financial Group, Inc.	6,176	154,956
Crawford & Co. Class A	3,914	28,884
Donegal Group, Inc. Class A	996	13,356
†eHealth, Inc.	1,543	19,149
Employers Holdings, Inc.	2,097	86,019
†Enstar Group Ltd.	1,075	280,736
Erie Indemnity Co. Class A	1,708	300,830
Everest Re Group Ltd.	1,770	533,443
†FedNat Holding Co.	630	851
Fidelity National Financial, Inc.	12,601	615,433
First American Financial Corp.	6,407	415,302
†Genworth Financial, Inc. Class A	22,919	86,634
Global Indemnity Group LLC Class A	1,056	27,551
Globe Life, Inc.	5,440	547,264
Goosehead Insurance, Inc. Class A	189	14,850
†Greenlight Capital Re Ltd. Class A	1,907	13,482
†Hallmark Financial Services, Inc.	1,100	3,993
Hanover Insurance Group, Inc.	3,093	462,465
Hartford Financial Services Group, Inc.	13,650	980,207
HCI Group, Inc.	887	60,476
Heritage Insurance Holdings, Inc.	4,237	30,252
Horace Mann Educators Corp.	2,359	98,677
Investors Title Co.	124	25,198
James River Group Holdings Ltd.	1,705	42,182
Kemper Corp.	3,591	203,035
Kinsale Capital Group, Inc.	999	227,792
Loews Corp.	6,756	437,924
†Maiden Holdings Ltd.	5,521	13,306
†Markel Corp.	350	516,334
Marsh & McLennan Cos., Inc.	6,927	1,180,499
Mercury General Corp.	3,824	210,320
MetLife, Inc.	8,650	607,922
National Western Life Group, Inc. Class A	298	62,699
†NI Holdings, Inc.	863	14,636
Old Republic International Corp.	18,644	482,320
†Palomar Holdings, Inc.	463	29,627
Primerica, Inc.	3,375	461,768
Principal Financial Group, Inc.	7,966	584,784

LVIP Dimensional U.S. Core Equity 2 Fund–15

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
ProAssurance Corp.	3,203	$ 86,097
Progressive Corp.	9,455	1,077,775
Prudential Financial, Inc.	5,394	637,409
Reinsurance Group of America, Inc.	2,470	270,366
RenaissanceRe Holdings Ltd.	2,289	362,829
RLI Corp.	2,059	227,787
Safety Insurance Group, Inc.	1,159	105,295
Selective Insurance Group, Inc.	3,458	309,007
†Selectquote, Inc.	567	1,582
†SiriusPoint Ltd.	7,714	57,701
Stewart Information Services Corp.	1,688	102,310
Tiptree, Inc.	1,600	20,560
Travelers Cos., Inc.	7,740	1,414,330
†Trupanion, Inc.	433	38,589
United Fire Group, Inc.	2,034	63,196
United Insurance Holdings Corp.	4,881	16,156
Universal Insurance Holdings, Inc.	3,924	52,935
Unum Group	9,940	313,209
W R Berkley Corp.	10,577	704,289
White Mountains Insurance Group Ltd.	204	231,793
Willis Towers Watson PLC	3,133	740,077
		28,957,956
Interactive Media & Services–3.19%
†Alphabet, Inc. Class C	3,056	8,535,377
†Alphabet, Inc. Class A	3,393	9,437,121
†Angi, Inc.	1,639	9,293
†Cargurus, Inc.	3,083	130,904
†Cars.com, Inc.	4,551	65,671
†DHI Group, Inc.	3,155	18,772
†Match Group, Inc.	4,578	497,812
†Meta Platforms, Inc. Class A	39,803	8,850,595
†Pinterest, Inc. Class A	2,279	56,086
†QuinStreet, Inc.	3,300	38,280
†Snap, Inc. Class A	1,701	61,219
†TripAdvisor, Inc.	4,445	120,548
†TrueCar, Inc.	6,947	27,441
†Twitter, Inc.	3,081	119,204
†Yelp, Inc.	3,429	116,963
†Zedge, Inc. Class B	591	3,599
†Ziff Davis, Inc.	3,482	336,988
†Zillow Group, Inc.	3,937	193,127
†ZipRecruiter, Inc. Class A	3,041	69,882
		28,688,882
Internet & Direct Marketing Retail–2.53%
†1-800-Flowers.com, Inc. Class A	3,054	38,969
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet & Direct Marketing Retail (continued)
†Amazon.com, Inc.	6,323	$ 20,612,664
†Chewy, Inc. Class A	836	34,092
†Duluth Holdings, Inc. Class B	753	9,209
eBay, Inc.	17,149	981,952
†Etsy, Inc.	2,811	349,351
†Lands' End, Inc.	2,935	49,660
†Liquidity Services, Inc.	1,758	30,097
PetMed Express, Inc.	1,442	37,204
†Quotient Technology, Inc.	5,042	32,168
Qurate Retail, Inc.	26,054	124,017
†Revolve Group, Inc.	1,075	57,717
Shutterstock, Inc.	2,288	212,967
†Stitch Fix, Inc. Class A	990	9,969
†Wayfair, Inc. Class A	1,590	176,140
		22,756,176
IT Services–4.14%
Accenture PLC Class A	12,932	4,361,058
†Akamai Technologies, Inc.	4,441	530,211
Alliance Data Systems Corp.	2,682	150,594
Amdocs Ltd.	6,463	531,323
Automatic Data Processing, Inc.	9,977	2,270,167
†Block, Inc.	731	99,124
†BM Technologies, Inc.	419	3,582
Broadridge Financial Solutions, Inc.	4,424	688,861
Cass Information Systems, Inc.	1,074	39,641
†Cloudflare, Inc. Class A	488	58,414
Cognizant Technology Solutions Corp. Class A	10,584	949,067
Concentrix Corp.	3,860	642,922
†Conduent, Inc.	11,528	59,484
CSG Systems International, Inc.	1,963	124,788
†DXC Technology Co.	11,644	379,944
†EPAM Systems, Inc.	977	289,788
†Euronet Worldwide, Inc.	1,668	217,090
EVERTEC, Inc.	4,425	181,115
†Evo Payments, Inc. Class A	788	18,195
†ExlService Holdings, Inc.	2,052	293,990
Fidelity National Information Services, Inc.	7,577	760,882
†Fiserv, Inc.	7,057	715,580
†FleetCor Technologies, Inc.	3,326	828,374
†Gartner, Inc.	3,035	902,791
Genpact Ltd.	11,702	509,154
Global Payments, Inc.	3,576	489,340
†Globant SA	833	218,304
†GoDaddy, Inc. Class A	3,455	289,184
Hackett Group, Inc.	2,748	63,369
International Business Machines Corp.	22,623	2,941,442

LVIP Dimensional U.S. Core Equity 2 Fund–16

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Jack Henry & Associates, Inc.	3,073	$ 605,535
†Kyndryl Holdings, Inc.	4,524	59,355
†Limelight Networks, Inc.	3,333	17,398
†LiveRamp Holdings, Inc.	4,179	156,253
Mastercard, Inc. Class A	16,384	5,855,314
Maximus, Inc.	4,397	329,555
†MongoDB, Inc.	226	100,251
†Okta, Inc.	417	62,950
Paychex, Inc.	8,789	1,199,435
†PayPal Holdings, Inc.	5,238	605,775
†Perficient, Inc.	1,815	199,813
†PFSweb, Inc.	867	9,910
†Snowflake, Inc. Class A	525	120,293
SolarWinds Corp.	2,262	30,107
†StarTek, Inc.	1,400	6,202
Switch, Inc. Class A	3,379	104,141
TTEC Holdings, Inc.	3,257	268,768
†Twilio, Inc. Class A	670	110,423
†Unisys Corp.	1,659	35,851
†VeriSign, Inc.	2,057	457,600
†Verra Mobility Corp.	4,796	78,079
Visa, Inc. Class A	29,802	6,609,190
Western Union Co.	13,573	254,358
†WEX, Inc.	1,728	308,362
		37,192,696
Leisure Products–0.26%
Acushnet Holdings Corp.	4,495	180,969
†American Outdoor Brands, Inc.	1,803	23,673
Brunswick Corp.	5,296	428,394
Clarus Corp.	1,204	27,427
Hasbro, Inc.	4,346	356,024
Johnson Outdoors, Inc. Class A	436	33,890
†Malibu Boats, Inc. Class A	1,584	91,888
Marine Products Corp.	2,133	24,636
†Mattel, Inc.	16,286	361,712
†Nautilus, Inc.	2,171	8,945
†Peloton Interactive, Inc. Class A	420	11,096
Polaris, Inc.	3,553	374,202
Smith & Wesson Brands, Inc.	2,575	38,960
†Vista Outdoor, Inc.	4,147	148,006
†YETI Holdings, Inc.	3,406	204,292
		2,314,114
Life Sciences Tools & Services–1.43%
†10X Genomics, Inc. Class A	224	17,040
†Adaptive Biotechnologies Corp.	1,110	15,407
Agilent Technologies, Inc.	5,382	712,200
†Avantor, Inc.	13,009	439,964
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Bio-Rad Laboratories, Inc. Class A	670	$ 377,364
Bio-Techne Corp.	730	316,119
Bruker Corp.	8,550	549,765
†Charles River Laboratories International, Inc.	1,074	304,984
Danaher Corp.	8,219	2,410,879
†Illumina, Inc.	415	145,001
†IQVIA Holdings, Inc.	2,767	639,758
†Maravai LifeSciences Holdings, Inc. Class A	2,235	78,828
†Medpace Holdings, Inc.	1,557	254,710
†Mettler-Toledo International, Inc.	705	968,099
†NeoGenomics, Inc.	2,833	34,421
PerkinElmer, Inc.	4,119	718,601
†Repligen Corp.	812	152,729
†Sotera Health Co.	1,076	23,306
†Syneos Health, Inc.	4,646	376,094
Thermo Fisher Scientific, Inc.	5,444	3,215,499
†Waters Corp.	1,354	420,268
West Pharmaceutical Services, Inc.	1,740	714,635
		12,885,671
Machinery–3.03%
AGCO Corp.	4,680	683,420
Alamo Group, Inc.	671	96,483
Albany International Corp. Class A	2,141	180,529
Allison Transmission Holdings, Inc.	7,945	311,921
Altra Industrial Motion Corp.	3,594	139,914
Astec Industries, Inc.	1,462	62,866
Barnes Group, Inc.	3,140	126,197
†Blue Bird Corp.	812	15,282
Caterpillar, Inc.	10,940	2,437,651
†Chart Industries, Inc.	2,259	388,028
†CIRCOR International, Inc.	1,341	35,697
†Colfax Corp.	6,718	267,309
Columbus McKinnon Corp.	1,631	69,154
†Commercial Vehicle Group, Inc.	4,182	35,338
Crane Co.	4,090	442,865
Cummins, Inc.	5,384	1,104,312
Deere & Co.	7,228	3,002,945
Donaldson Co., Inc.	8,393	435,849
Douglas Dynamics, Inc.	1,386	47,942
Dover Corp.	5,313	833,610
†Energy Recovery, Inc.	2,984	60,098
Enerpac Tool Group Corp.	2,890	63,262
EnPro Industries, Inc.	2,155	210,608
ESCO Technologies, Inc.	1,491	104,251

LVIP Dimensional U.S. Core Equity 2 Fund–17

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
†Evoqua Water Technologies Corp.	7,310	$ 343,424
Federal Signal Corp.	4,085	137,869
Flowserve Corp.	6,513	233,817
Fortive Corp.	6,827	415,969
Franklin Electric Co., Inc.	2,494	207,102
†Gates Industrial Corp. PLC	3,772	56,806
Gorman-Rupp Co.	2,146	76,998
Graco, Inc.	7,552	526,525
Graham Corp.	501	3,863
Greenbrier Cos., Inc.	1,954	100,651
Helios Technologies, Inc.	2,751	220,768
Hillenbrand, Inc.	5,042	222,705
Hurco Cos., Inc.	300	9,456
Hyster-Yale Materials Handling, Inc.	834	27,697
IDEX Corp.	1,637	313,862
Illinois Tool Works, Inc.	6,120	1,281,528
Ingersoll Rand, Inc.	9,821	494,487
ITT, Inc.	4,999	375,975
John Bean Technologies Corp.	1,844	218,459
Kadant, Inc.	745	144,672
Kennametal, Inc.	5,039	144,166
†L B Foster Co. Class A	762	11,712
Lincoln Electric Holdings, Inc.	4,383	604,021
Lindsay Corp.	475	74,580
†Manitowoc Co., Inc.	3,195	48,181
†Meritor, Inc.	4,478	159,282
†Middleby Corp.	3,112	510,181
Miller Industries, Inc.	637	17,938
Mueller Industries, Inc.	4,258	230,656
Mueller Water Products, Inc. Class A	10,288	132,921
†NN, Inc.	5,648	16,266
Nordson Corp.	1,475	334,943
Omega Flex, Inc.	460	59,740
Oshkosh Corp.	3,866	389,113
Otis Worldwide Corp.	7,899	607,828
PACCAR, Inc.	9,923	873,919
Parker-Hannifin Corp.	3,129	887,885
Park-Ohio Holdings Corp.	1,241	17,461
Pentair PLC	9,500	514,995
†Province of Alberta	1,067	56,444
†RBC Bearings, Inc.	901	174,686
REV Group, Inc.	4,472	59,925
Shyft Group, Inc.	2,371	85,617
Snap-on, Inc.	3,176	652,605
†SPX Corp.	3,324	164,239
SPX FLOW, Inc.	2,624	226,241
Standex International Corp.	630	62,950
Stanley Black & Decker, Inc.	4,384	612,839
Tennant Co.	1,373	108,192
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Terex Corp.	3,393	$ 120,994
Timken Co.	4,369	265,198
†Titan International, Inc.	6,689	98,529
Toro Co.	7,115	608,261
Trinity Industries, Inc.	6,963	239,249
†Twin Disc, Inc.	600	9,984
Wabash National Corp.	2,605	38,658
Watts Water Technologies, Inc. Class A	1,597	222,925
†Welbilt, Inc.	6,195	147,131
Westinghouse Air Brake Technologies Corp.	4,846	466,040
Woodward, Inc.	2,515	314,149
Xylem, Inc.	3,951	336,862
		27,275,670
Marine–0.09%
Costamare, Inc.	6,357	108,387
Eagle Bulk Shipping, Inc.	539	36,711
Eneti, Inc.	533	3,385
Genco Shipping & Trading Ltd.	2,086	49,271
†Kirby Corp.	4,034	291,214
Matson, Inc.	2,879	347,265
		836,233
Media–1.61%
†Altice USA, Inc. Class A	6,515	81,307
†AMC Networks, Inc. Class A	1,659	67,405
†Audacy, Inc.	12,190	35,229
†Boston Omaha Corp. Class A	1,027	26,055
Cable One, Inc.	307	449,522
†Charter Communications, Inc. Class A	2,320	1,265,606
Comcast Corp. Class A	77,882	3,646,435
†comScore, Inc.	4,616	13,433
†Cumulus Media, Inc. Class A	600	5,970
†Discovery, Inc. Class A	21,262	530,528
†DISH Network Corp. Class A	12,184	385,624
Entravision Communications Corp. Class A	4,034	25,858
†EW Scripps Co. Class A	5,690	118,295
†Fluent, Inc.	1,021	2,124
Fox Corp. Class A	22,858	871,630
†Gannett Co., Inc.	11,594	52,289
Gray Television, Inc.	5,362	118,339
†Hemisphere Media Group, Inc.	308	1,408
†iHeartMedia, Inc. Class A	3,260	61,712
Interpublic Group of Cos., Inc.	27,567	977,250
John Wiley & Sons, Inc. Class A	2,592	137,454

LVIP Dimensional U.S. Core Equity 2 Fund–18

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Liberty Broadband Corp. Class A	4,690	$ 631,639
†Liberty Media Corp. Class A	8,345	381,563
†Liberty Media Corp. - Liberty Formula One	9,490	662,782
†Liberty Media Corp.-Liberty Braves	161	4,634
†Liberty Media Corp-Liberty Braves	1,514	42,256
†Liberty Media Corp-Liberty Formula One	1,504	94,947
†Loyalty Ventures, Inc.	1,072	17,720
National CineMedia, Inc.	6,168	15,667
New York Times Co. Class A	6,656	305,111
News Corp. Class A	15,002	334,406
Nexstar Media Group, Inc. Class A	3,557	670,423
Omnicom Group, Inc.	11,367	964,831
Paramount Global Class A	17,278	654,321
Saga Communications, Inc. Class A	635	14,510
Scholastic Corp.	2,318	93,369
Sirius XM Holdings, Inc.	39,799	263,469
†TechTarget, Inc.	959	77,947
TEGNA, Inc.	15,413	345,251
†WideOpenWest, Inc.	1,100	19,184
		14,467,503
Metals & Mining–1.30%
Alcoa Corp.	11,273	1,014,908
†Allegheny Technologies, Inc.	9,446	253,531
†Alpha Metallurgical Resources, Inc.	805	106,228
†Ampco-Pittsburgh Corp.	782	4,934
†Arconic Corp.	4,843	124,078
Carpenter Technology Corp.	2,617	109,862
†Century Aluminum Co.	6,328	166,490
†Cleveland-Cliffs, Inc.	7,955	256,231
†Coeur Mining, Inc.	13,662	60,796
Commercial Metals Co.	7,882	328,049
Compass Minerals International, Inc.	2,029	127,401
†Ferroglobe PLC	9,406	72,426
Fortitude Gold Corp.	1,049	7,700
Freeport-McMoRan, Inc.	37,782	1,879,277
Gold Resource Corp.	3,674	8,230
Haynes International, Inc.	2,063	87,884
Hecla Mining Co.	36,267	238,274
Kaiser Aluminum Corp.	589	55,460
Materion Corp.	1,479	126,809
†MP Materials Corp.	1,346	77,180
Newmont Corp.	13,552	1,076,706
Nexa Resources SA	4,710	43,991
Nucor Corp.	12,868	1,912,828
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Olympic Steel, Inc.	623	$ 23,961
Reliance Steel & Aluminum Co.	3,940	722,399
Royal Gold, Inc.	1,959	276,767
Ryerson Holding Corp.	2,843	99,562
Schnitzer Steel Industries, Inc. Class A	1,911	99,257
Southern Copper Corp.	2,927	222,159
Steel Dynamics, Inc.	13,428	1,120,298
SunCoke Energy, Inc.	6,128	54,600
†TimkenSteel Corp.	6,202	135,700
United States Steel Corp.	12,149	458,503
†Universal Stainless & Alloy Products, Inc.	352	3,055
Warrior Met Coal, Inc.	3,207	119,012
Worthington Industries, Inc.	3,712	190,834
		11,665,380
Multiline Retail–0.80%
Big Lots, Inc.	2,718	94,043
Dillard's, Inc. Class A	1,631	437,744
Dollar General Corp.	5,557	1,237,155
†Dollar Tree, Inc.	8,611	1,379,052
Kohl's Corp.	9,455	571,649
Macy's, Inc.	17,805	433,730
Nordstrom, Inc.	5,169	140,131
†Ollie's Bargain Outlet Holdings, Inc.	1,810	77,758
Target Corp.	13,313	2,825,285
		7,196,547
Multi-Utilities–0.49%
Ameren Corp.	4,745	444,891
Avista Corp.	2,686	121,273
Black Hills Corp.	2,357	181,536
CenterPoint Energy, Inc.	13,408	410,821
CMS Energy Corp.	5,779	404,183
Consolidated Edison, Inc.	5,469	517,805
Dominion Energy, Inc.	5,531	469,969
DTE Energy Co.	3,725	492,482
NiSource, Inc.	8,491	270,014
NorthWestern Corp.	1,697	102,652
Public Service Enterprise Group, Inc.	5,113	357,910
Sempra Energy	1,964	330,188
Unitil Corp.	1,166	58,160
WEC Energy Group, Inc.	2,876	287,054
		4,448,938
Oil, Gas & Consumable Fuels–4.56%
Antero Midstream Corp.	22,887	248,782
†Antero Resources Corp.	13,414	409,529
APA Corp.	16,029	662,479
Arch Resources, Inc.	1,270	174,473

LVIP Dimensional U.S. Core Equity 2 Fund–19

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Ardmore Shipping Corp.	2,791	$ 12,559
Berry Corp.	3,410	35,191
California Resources Corp.	2,779	124,305
†Callon Petroleum Co.	3,716	219,541
†Centennial Resource Development, Inc. Class A	17,052	137,610
Cheniere Energy, Inc.	5,741	795,990
Chesapeake Energy Corp.	2,575	224,025
Chevron Corp.	28,411	4,626,163
Civitas Resources, Inc.	1,860	111,061
†Clean Energy Fuels Corp.	20,933	166,208
†CNX Resources Corp.	15,674	324,765
†Comstock Resources, Inc.	8,189	106,866
ConocoPhillips	27,361	2,736,100
†CONSOL Energy, Inc.	2,615	98,402
Continental Resources, Inc.	7,040	431,763
Coterra Energy, Inc.	51,038	1,376,495
Crescent Energy, Inc. Class A	1,120	19,421
CVR Energy, Inc.	6,732	171,935
†Delek U.S. Holdings, Inc.	4,667	99,034
†Denbury, Inc.	2,266	178,040
Devon Energy Corp.	26,900	1,590,597
DHT Holdings, Inc.	8,597	49,863
Diamondback Energy, Inc.	3,656	501,164
Dorian LPG Ltd.	2,455	35,573
†DTE Midstream LLC	1,862	101,032
†EnLink Midstream LLC	21,168	204,271
EOG Resources, Inc.	11,396	1,358,745
EQT Corp.	18,993	653,549
Equitrans Midstream Corp.	17,256	145,641
Evolution Petroleum Corp.	2,220	15,074
Exxon Mobil Corp.	62,562	5,166,996
†Green Plains, Inc.	2,427	75,261
Hess Corp.	10,069	1,077,786
†HF Sinclair Corp.	10,776	429,424
International Seaways, Inc.	2,758	49,754
Kinder Morgan, Inc.	25,837	488,578
†Kosmos Energy Ltd.	26,917	193,533
†Laredo Petroleum, Inc.	929	73,521
Magnolia Oil & Gas Corp. Class A	9,382	221,884
Marathon Oil Corp.	39,984	1,003,998
Marathon Petroleum Corp.	17,066	1,459,143
Matador Resources Co.	6,684	354,118
Murphy Oil Corp.	10,368	418,763
NACCO Industries, Inc. Class A	326	12,786
Occidental Petroleum Corp.	37,466	2,125,821
ONEOK, Inc.	13,132	927,513
†Overseas Shipholding Group, Inc. Class A	5,002	10,454
Ovintiv, Inc.	8,761	473,707
†Par Pacific Holdings, Inc.	3,626	47,211
†PBF Energy, Inc. Class A	7,775	189,477
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
PDC Energy, Inc.	6,279	$ 456,358
†Peabody Energy Corp.	9,294	227,982
Phillips 66	7,915	683,777
PHX Minerals, Inc.	655	2,004
Pioneer Natural Resources Co.	3,765	941,363
†Range Resources Corp.	17,978	546,172
†Ranger Oil Corp.	1,090	37,638
†Renewable Energy Group, Inc.	2,813	170,608
†REX American Resources Corp.	540	53,784
†SandRidge Energy, Inc.	3,035	48,621
Scorpio Tankers, Inc.	5,026	107,456
SFL Corp. Ltd.	10,126	103,083
†SilverBow Resources, Inc.	419	13,408
SM Energy Co.	11,376	443,095
†Southwestern Energy Co.	47,493	340,525
†Talos Energy, Inc.	4,058	64,076
Targa Resources Corp.	11,866	895,527
†Teekay Corp.	3,211	10,179
†Teekay Tankers Ltd. Class A	2,248	31,112
†Tellurian, Inc.	13,929	73,824
Texas Pacific Land Corp.	263	355,605
Valero Energy Corp.	10,662	1,082,619
Whiting Petroleum Corp.	1,350	110,038
Williams Cos., Inc.	32,603	1,089,266
World Fuel Services Corp.	6,061	163,889
		40,997,983
Paper & Forest Products–0.09%
†Clearwater Paper Corp.	1,500	42,045
Glatfelter Corp.	3,242	40,136
Louisiana-Pacific Corp.	7,699	478,262
Mercer International, Inc.	4,679	65,272
Neenah, Inc.	719	28,516
Resolute Forest Products, Inc.	6,285	81,139
Schweitzer-Mauduit International, Inc.	1,872	51,480
†Sylvamo Corp.	1,090	36,275
		823,125
Personal Products–0.21%
†BellRing Brands, Inc.	6,545	151,059
†Coty, Inc. Class A	28,705	258,058
Edgewell Personal Care Co.	3,074	112,724
†elf Beauty, Inc.	1,640	42,361
Estee Lauder Cos., Inc. Class A	2,305	627,698
†Herbalife Nutrition Ltd.	4,218	128,058
Inter Parfums, Inc.	1,441	126,880
Medifast, Inc.	636	108,616
Natural Health Trends Corp.	462	3,271

LVIP Dimensional U.S. Core Equity 2 Fund–20

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Products (continued)
†Nature's Sunshine Products, Inc.	909	$ 15,289
Nu Skin Enterprises, Inc. Class A	3,625	173,565
†USANA Health Sciences, Inc.	1,458	115,838
		1,863,417
Pharmaceuticals–3.22%
†Amphastar Pharmaceuticals, Inc.	3,846	138,071
†ANI Pharmaceuticals, Inc.	935	26,283
Bristol-Myers Squibb Co.	38,656	2,823,048
†Cara Therapeutics, Inc.	1,547	18,796
†Catalent, Inc.	4,237	469,883
†Collegium Pharmaceutical, Inc.	1,508	30,703
†Corcept Therapeutics, Inc.	4,605	103,705
†Cymabay Therapeutics, Inc.	5,352	16,645
†Elanco Animal Health, Inc.	12,080	315,167
Eli Lilly & Co.	15,847	4,538,105
†Endo International PLC	14,512	33,523
†Harmony Biosciences Holdings, Inc.	705	34,298
†Innoviva, Inc.	8,244	159,521
†Intra-Cellular Therapies, Inc.	3,773	230,870
†Jazz Pharmaceuticals PLC	3,266	508,418
Johnson & Johnson	51,365	9,103,419
Merck & Co., Inc.	35,821	2,939,113
†Nektar Therapeutics	5,848	31,521
†NGM Biopharmaceuticals, Inc.	1,200	18,300
Organon & Co.	7,098	247,933
†Otonomy, Inc.	732	1,757
†Pacira BioSciences, Inc.	1,047	79,907
Perrigo Co. PLC	6,594	253,407
Pfizer, Inc.	85,862	4,445,076
Phibro Animal Health Corp. Class A	1,490	29,725
†Prestige Consumer Healthcare, Inc.	3,449	182,590
†Revance Therapeutics, Inc.	745	14,528
†SIGA Technologies, Inc.	4,189	29,700
†Supernus Pharmaceuticals, Inc.	4,014	129,732
†Taro Pharmaceutical Industries Ltd.	2,002	86,607
Viatris, Inc.	29,225	317,968
Zoetis, Inc.	8,679	1,636,773
		28,995,092
Professional Services–1.13%
†ASGN, Inc.	3,282	383,042
Barrett Business Services, Inc.	764	59,187
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
BGSF, Inc.	458	$ 6,032
Booz Allen Hamilton Holding Corp.	6,133	538,723
†CACI International, Inc. Class A	1,381	416,040
†CBIZ, Inc.	2,928	122,888
†Clarivate PLC	10,298	172,595
†CoStar Group, Inc.	4,230	281,760
CRA International, Inc.	465	39,181
†Dun & Bradstreet Holdings, Inc.	3,485	61,057
Equifax, Inc.	3,183	754,689
Exponent, Inc.	2,295	247,975
†Forrester Research, Inc.	1,302	73,459
†Franklin Covey Co.	769	34,774
†FTI Consulting, Inc.	2,327	365,851
Heidrick & Struggles International, Inc.	1,738	68,790
†Huron Consulting Group, Inc.	1,526	69,906
ICF International, Inc.	989	93,104
Insperity, Inc.	1,432	143,801
Jacobs Engineering Group, Inc.	2,662	366,850
KBR, Inc.	9,686	530,115
Kelly Services, Inc. Class A	2,914	63,205
Kforce, Inc.	1,861	137,658
Korn Ferry	3,509	227,875
Leidos Holdings, Inc.	4,371	472,155
ManpowerGroup, Inc.	3,592	337,361
ManTech International Corp. Class A	1,569	135,232
†Mistras Group, Inc.	2,371	15,672
Nielsen Holdings PLC	26,287	716,058
Resources Connection, Inc.	3,042	52,140
Robert Half International, Inc.	8,363	954,887
Science Applications International Corp.	4,049	373,196
TransUnion	4,978	514,427
†TriNet Group, Inc.	4,695	461,800
†TrueBlue, Inc.	2,836	81,932
†Upwork, Inc.	1,625	37,765
Verisk Analytics, Inc.	3,525	756,571
†Willdan Group, Inc.	746	22,895
		10,190,648
Real Estate Management & Development–0.35%
†CBRE Group, Inc. Class A	9,324	853,332
†Cushman & Wakefield PLC	5,962	122,281
Douglas Elliman, Inc.	3,557	25,966
eXp World Holdings, Inc.	1,193	25,256
†Five Point Holdings LLC Class A	1,459	8,915
†Forestar Group, Inc.	2,282	40,528

LVIP Dimensional U.S. Core Equity 2 Fund–21

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
†FRP Holdings, Inc.	1,191	$ 68,840
†Howard Hughes Corp.	2,366	245,141
†Jones Lang LaSalle, Inc.	2,637	631,456
Kennedy-Wilson Holdings, Inc.	9,523	232,266
Marcus & Millichap, Inc.	2,435	128,276
†Maui Land & Pineapple Co., Inc.	1,011	11,232
Newmark Group, Inc. Class A	11,223	178,670
†Rafael Holdings, Inc. Class B	887	2,226
RE/MAX Holdings, Inc. Class A	1,472	40,819
†Realogy Holdings Corp.	7,238	113,492
†Redfin Corp.	1,750	31,570
RMR Group, Inc. Class A	1,499	46,619
St. Joe Co.	5,193	307,633
†Tejon Ranch Co.	3,049	55,675
		3,170,193
Road & Rail–1.67%
AMERCO	1,196	713,940
ArcBest Corp.	1,859	149,650
†Avis Budget Group, Inc.	2,837	746,982
Covenant Logistics Group, Inc.	1,476	31,778
CSX Corp.	61,173	2,290,929
†Daseke, Inc.	9,269	93,339
Heartland Express, Inc.	5,586	78,595
JB Hunt Transport Services, Inc.	5,339	1,072,018
Knight-Swift Transportation Holdings, Inc.	9,538	481,287
Landstar System, Inc.	2,710	408,749
†Lyft, Inc. Class A	2,279	87,514
Marten Transport Ltd.	5,929	105,299
Norfolk Southern Corp.	4,256	1,213,896
Old Dominion Freight Line, Inc.	4,704	1,404,991
†PAM Transportation Services, Inc.	2,728	94,798
Ryder System, Inc.	3,781	299,947
†Saia, Inc.	2,290	558,348
Schneider National, Inc. Class B	5,218	133,059
†Uber Technologies, Inc.	2,905	103,650
Union Pacific Corp.	15,901	4,344,312
Universal Logistics Holdings, Inc.	2,167	43,665
†USA Truck, Inc.	643	13,246
Werner Enterprises, Inc.	4,045	165,845
†XPO Logistics, Inc.	4,881	355,337
		14,991,174
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–4.62%
†ACM Research, Inc. Class A	1,389	$ 28,738
†Advanced Micro Devices, Inc.	17,339	1,895,846
†Alpha & Omega Semiconductor Ltd.	978	53,448
†Ambarella, Inc.	1,741	182,666
Amkor Technology, Inc.	22,758	494,304
Analog Devices, Inc.	7,454	1,231,252
Applied Materials, Inc.	14,737	1,942,337
†Axcelis Technologies, Inc.	2,339	176,665
†AXT, Inc.	1,172	8,227
Azenta, Inc.	2,211	183,248
Broadcom, Inc.	7,262	4,572,736
†CEVA, Inc.	1,018	41,382
†Cirrus Logic, Inc.	4,655	394,697
CMC Materials, Inc.	1,936	358,934
†Cohu, Inc.	3,624	107,270
†Diodes, Inc.	2,424	210,864
†Enphase Energy, Inc.	1,912	385,803
Entegris, Inc.	3,458	453,897
†First Solar, Inc.	4,890	409,489
†FormFactor, Inc.	4,562	191,741
†Ichor Holdings Ltd.	1,913	68,141
Intel Corp.	94,862	4,701,361
KLA Corp.	4,398	1,609,932
Kulicke & Soffa Industries, Inc.	3,275	183,466
Lam Research Corp.	3,251	1,747,770
†Lattice Semiconductor Corp.	3,059	186,446
†MACOM Technology Solutions Holdings, Inc.	1,580	94,595
Marvell Technology, Inc.	12,868	922,764
†MaxLinear, Inc.	2,621	152,935
Microchip Technology, Inc.	9,736	731,563
Micron Technology, Inc.	21,433	1,669,416
MKS Instruments, Inc.	2,121	318,150
Monolithic Power Systems, Inc.	771	374,459
†NeoPhotonics Corp.	1,612	24,519
NVE Corp.	375	20,426
NVIDIA Corp.	10,272	2,802,818
NXP Semiconductors NV	1,651	305,567
†ON Semiconductor Corp.	12,973	812,240
†Onto Innovation, Inc.	3,137	272,574
†PDF Solutions, Inc.	2,280	63,544
†Photronics, Inc.	4,937	83,781
Power Integrations, Inc.	2,937	272,201
†Qorvo, Inc.	3,137	389,302
QUALCOMM, Inc.	20,614	3,150,231
†Rambus, Inc.	6,528	208,178
†Semtech Corp.	2,840	196,926
†Silicon Laboratories, Inc.	1,942	291,688
Skyworks Solutions, Inc.	6,210	827,669
†SMART Global Holdings, Inc.	2,460	63,542
†SolarEdge Technologies, Inc.	763	245,968

LVIP Dimensional U.S. Core Equity 2 Fund–22

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†SunPower Corp.	2,790	$ 59,929
†Synaptics, Inc.	2,171	433,114
Teradyne, Inc.	5,398	638,206
Texas Instruments, Inc.	19,692	3,613,088
†Ultra Clean Holdings, Inc.	2,077	88,044
Universal Display Corp.	1,230	205,348
†Veeco Instruments, Inc.	2,578	70,096
†Wolfspeed, Inc.	3,268	372,094
		41,595,635
Software–6.53%
A10 Networks, Inc.	2,287	31,904
†ACI Worldwide, Inc.	6,433	202,575
†Adobe, Inc.	6,466	2,946,039
†Agilysys, Inc.	934	37,248
†Alarm.com Holdings, Inc.	1,481	98,427
†Altair Engineering, Inc. Class A	800	51,520
†Alteryx, Inc. Class A	1,205	86,194
American Software, Inc. Class A	1,038	21,632
†ANSYS, Inc.	1,313	417,074
†Appfolio, Inc. Class A	301	34,076
†Asana, Inc. Class A	1,121	44,806
†Aspen Technology, Inc.	3,599	595,167
†Atlassian Corp. PLC Class A	898	263,859
†Autodesk, Inc.	2,954	633,190
†Avalara, Inc.	1,234	122,795
†Avaya Holdings Corp.	6,128	77,642
†Black Knight, Inc.	3,616	209,692
†Blackbaud, Inc.	2,993	179,191
†Blackline, Inc.	620	45,396
†Box, Inc. Class A	4,249	123,476
†Cadence Design Systems, Inc.	2,603	428,089
CDK Global, Inc.	4,694	228,504
†Cerence, Inc.	1,724	62,236
†Ceridian HCM Holding, Inc.	2,185	149,367
†ChannelAdvisor Corp.	2,000	33,140
Citrix Systems, Inc.	3,003	303,003
†Cognyte Software Ltd.	3,097	35,027
†CommVault Systems, Inc.	1,488	98,729
†Consensus Cloud Solutions, Inc.	1,160	69,751
†Coupa Software, Inc.	735	74,698
†Crowdstrike Holdings, Inc. Class A	228	51,774
†Datadog, Inc. Class A	238	36,050
†Datto Holding Corp.	2,351	62,819
Dell Technologies, Inc. Class C	10,440	523,984
†DocuSign, Inc.	339	36,314
Dolby Laboratories, Inc. Class A	2,941	230,045
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†DoubleVerify Holdings, Inc.	853	$ 21,470
†Dropbox, Inc. Class A	12,202	283,696
†Duck Creek Technologies, Inc.	2,868	63,440
†Dynatrace, Inc.	2,110	99,381
Ebix, Inc.	2,526	83,737
†eGain Corp.	796	9,218
†Elastic NV	311	27,663
†Envestnet, Inc.	2,030	151,113
†Everbridge, Inc.	687	29,981
†Fair Isaac Corp.	855	398,823
†Five9, Inc.	397	43,829
†Fortinet, Inc.	2,630	898,776
†Guidewire Software, Inc.	1,956	185,077
†HubSpot, Inc.	157	74,566
InterDigital, Inc.	2,062	131,556
Intuit, Inc.	1,631	784,250
†Jamf Holding Corp.	933	32,478
†Mandiant, Inc.	9,874	220,289
†Manhattan Associates, Inc.	3,299	457,604
Microsoft Corp.	123,218	37,989,342
†Mimecast Ltd.	536	42,644
†N-Able, Inc.	2,262	20,584
†NCR Corp.	9,975	400,895
†New Relic, Inc.	1,371	91,692
NortonLifeLock, Inc.	12,649	335,451
†OneSpan, Inc.	2,510	36,244
Oracle Corp.	11,020	911,685
†Palantir Technologies, Inc. Class A	923	12,673
†Paycom Software, Inc.	1,219	422,237
†Paylocity Holding Corp.	708	145,685
Pegasystems, Inc.	581	46,858
†Ping Identity Holding Corp.	1,531	41,995
Progress Software Corp.	3,296	155,209
†PTC, Inc.	2,503	269,623
†Q2 Holdings, Inc.	156	9,617
†Qualys, Inc.	1,916	272,858
†RingCentral, Inc. Class A	288	33,756
†Sailpoint Technologies Holdings, Inc.	1,608	82,297
†salesforce.com, Inc.	6,276	1,332,520
Sapiens International Corp. NV	3,371	85,590
†ServiceNow, Inc.	339	188,786
†Smartsheet, Inc. Class A	1,396	76,473
†Splunk, Inc.	1,375	204,339
†SPS Commerce, Inc.	816	107,059
SS&C Technologies Holdings, Inc.	6,801	510,211
†Synchronoss Technologies, Inc.	2,306	3,989
†Synopsys, Inc.	1,469	489,574
†Teradata Corp.	7,049	347,445

LVIP Dimensional U.S. Core Equity 2 Fund–23

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Trade Desk, Inc. Class A	1,794	$ 124,234
†Tyler Technologies, Inc.	575	255,812
†Upland Software, Inc.	1,653	29,109
†Varonis Systems, Inc.	1,151	54,719
†Verint Systems, Inc.	3,097	160,115
VMware, Inc. Class A	1,626	185,153
†Vonage Holdings Corp.	7,194	145,966
†Workday, Inc. Class A	315	75,430
Xperi Holding Corp.	7,533	130,472
†Zendesk, Inc.	500	60,145
†Zoom Video Communications, Inc. Class A	694	81,358
†Zscaler, Inc.	476	114,849
		58,727,073
Specialty Retail–2.62%
Aaron's Co., Inc.	2,309	46,365
†Abercrombie & Fitch Co. Class A	6,902	220,795
Academy Sports & Outdoors, Inc.	3,312	130,493
Advance Auto Parts, Inc.	2,015	417,024
American Eagle Outfitters, Inc.	13,926	233,957
†America's Car-Mart, Inc.	473	38,105
Arko Corp.	2,100	19,110
†Asbury Automotive Group, Inc.	1,229	196,886
†AutoNation, Inc.	7,273	724,245
†AutoZone, Inc.	459	938,462
†Barnes & Noble Education, Inc.	4,091	14,646
Bath & Body Works, Inc.	2,245	107,311
†Bed Bath & Beyond, Inc.	11,792	265,674
Best Buy Co., Inc.	14,515	1,319,414
Big 5 Sporting Goods Corp.	952	16,327
†Boot Barn Holdings, Inc.	2,377	225,316
Buckle, Inc.	2,085	68,888
Build-A-Bear Workshop, Inc.	1,134	20,730
†Burlington Stores, Inc.	1,526	277,991
Caleres, Inc.	3,166	61,199
Camping World Holdings, Inc. Class A	1,466	40,975
†CarMax, Inc.	5,954	574,442
†Carvana Co.	154	18,371
Cato Corp. Class A	2,294	33,630
†Chico's FAS, Inc.	9,593	46,046
†Children's Place, Inc.	524	25,833
†Citi Trends, Inc.	1,474	45,141
†Conn's, Inc.	3,161	48,711
†Container Store Group, Inc.	7,273	59,420
†Designer Brands, Inc. Class A	3,126	42,232
Dick's Sporting Goods, Inc.	4,473	447,389
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Five Below, Inc.	2,610	$ 413,346
†Floor & Decor Holdings, Inc. Class A	5,597	453,357
Foot Locker, Inc.	8,253	244,784
Gap, Inc.	12,803	180,266
†Genesco, Inc.	1,809	115,071
Group 1 Automotive, Inc.	1,309	219,689
Guess?, Inc.	7,264	158,718
Haverty Furniture Cos., Inc.	1,170	32,081
Hibbett, Inc.	1,132	50,193
Home Depot, Inc.	16,430	4,917,992
Lithia Motors, Inc.	1,842	552,821
†LL Flooring Holdings, Inc.	2,511	35,204
Lowe's Cos., Inc.	5,518	1,115,684
†MarineMax, Inc.	1,791	72,106
Monro, Inc.	2,081	92,272
Murphy USA, Inc.	2,169	433,713
†National Vision Holdings, Inc.	3,754	163,562
†ODP Corp.	3,561	163,201
†O'Reilly Automotive, Inc.	537	367,824
Penske Automotive Group, Inc.	5,297	496,435
Rent-A-Center, Inc.	3,348	84,336
†RH	1,072	349,569
Ross Stores, Inc.	11,800	1,067,428
†Sally Beauty Holdings, Inc.	4,190	65,490
Shoe Carnival, Inc.	2,018	58,845
Signet Jewelers Ltd.	4,587	333,475
†Sleep Number Corp.	1,810	91,785
Sonic Automotive, Inc. Class A	1,581	67,208
†Sportsman's Warehouse Holdings, Inc.	1,747	18,675
Tilly's, Inc. Class A	2,120	19,843
TJX Cos., Inc.	16,416	994,481
Tractor Supply Co.	6,057	1,413,522
†Ulta Beauty, Inc.	2,108	839,448
†Urban Outfitters, Inc.	6,503	163,290
†Victoria's Secret & Co.	748	38,417
Williams-Sonoma, Inc.	6,036	875,220
Winmark Corp.	203	44,660
†Zumiez, Inc.	1,585	60,563
		23,589,702
Technology Hardware, Storage & Peripherals–5.62%
†3D Systems Corp.	6,912	115,292
Apple, Inc.	267,418	46,693,857
†Avid Technology, Inc.	1,312	45,750
Hewlett Packard Enterprise Co.	33,041	552,115
HP, Inc.	16,569	601,455
†Immersion Corp.	1,963	10,914
NetApp, Inc.	7,200	597,600

LVIP Dimensional U.S. Core Equity 2 Fund–24

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
†Pure Storage, Inc. Class A	5,495	$ 194,029
Seagate Technology Holdings PLC	9,991	898,191
†Stratasys Ltd.	3,678	93,384
†Super Micro Computer, Inc.	2,031	77,320
†Turtle Beach Corp.	601	12,795
†Western Digital Corp.	8,583	426,146
Xerox Holdings Corp.	13,402	270,318
		50,589,166
Textiles, Apparel & Luxury Goods–0.93%
†Capri Holdings Ltd.	6,876	353,358
Carter's, Inc.	3,084	283,697
Columbia Sportswear Co.	3,905	353,520
†Crocs, Inc.	4,701	359,156
Culp, Inc.	857	6,805
†Deckers Outdoor Corp.	1,861	509,486
†Fossil Group, Inc.	4,356	41,992
†G-III Apparel Group Ltd.	5,065	137,008
Hanesbrands, Inc.	26,411	393,260
Kontoor Brands, Inc.	1,550	64,092
Levi Strauss & Co. Class A	1,906	37,663
†Lululemon Athletica, Inc.	2,317	846,238
Movado Group, Inc.	1,488	58,106
NIKE, Inc. Class B	17,946	2,414,814
Oxford Industries, Inc.	1,080	97,740
PVH Corp.	3,292	252,200
Ralph Lauren Corp.	1,882	213,494
†Skechers USA, Inc. Class A	5,696	232,169
Steven Madden Ltd.	4,035	155,912
Superior Group of Cos., Inc.	478	8,532
Tapestry, Inc.	13,865	515,085
†Under Armour, Inc. Class A	11,988	194,496
†Unifi, Inc.	1,589	28,761
†Vera Bradley, Inc.	4,817	36,946
VF Corp.	11,224	638,197
Wolverine World Wide, Inc.	4,245	95,767
		8,328,494
Thrifts & Mortgage Finance–0.37%
†Bridgewater Bancshares, Inc.	1,259	21,000
Capitol Federal Financial, Inc.	10,543	114,708
†Columbia Financial, Inc.	5,791	124,564
Essent Group Ltd.	7,232	298,031
Federal Agricultural Mortgage Corp. Class C	746	80,926
Flagstar Bancorp, Inc.	3,532	149,757
FS Bancorp, Inc.	364	11,284
Hingham Institution For Savings The	65	22,308
Home Bancorp, Inc.	767	31,286
Kearny Financial Corp.	6,302	81,170
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
Luther Burbank Corp.	1,860	$ 24,719
Merchants Bancorp	900	24,642
MGIC Investment Corp.	3,265	44,241
†Mr Cooper Group, Inc.	5,737	262,009
New York Community Bancorp, Inc.	26,009	278,816
†NMI Holdings, Inc. Class A	4,487	92,522
Northfield Bancorp, Inc.	4,576	65,711
Northwest Bancshares, Inc.	9,475	128,007
†Ocwen Financial Corp.	526	12,498
PCSB Financial Corp.	1,434	27,404
PennyMac Financial Services, Inc.	1,976	105,123
†Ponce Financial Group, Inc.	1,139	11,823
Premier Financial Corp.	3,387	102,728
Provident Financial Services, Inc.	5,414	126,687
Radian Group, Inc.	2,793	62,032
Rocket Cos., Inc. Class A	3,907	43,446
Southern Missouri Bancorp, Inc.	664	33,167
†Sterling Bancorp, Inc.	1,968	13,973
Territorial Bancorp, Inc.	299	7,176
TFS Financial Corp.	7,410	123,006
Timberland Bancorp, Inc.	400	10,804
TrustCo Bank Corp.	1,470	46,937
Walker & Dunlop, Inc.	2,190	283,430
Washington Federal, Inc.	4,358	143,029
Waterstone Financial, Inc.	2,626	50,787
Western New England Bancorp, Inc.	1,120	10,013
WSFS Financial Corp.	4,769	222,331
		3,292,095
Tobacco–0.20%
Altria Group, Inc.	13,629	712,115
Philip Morris International, Inc.	9,405	883,506
Turning Point Brands, Inc.	703	23,909
Universal Corp.	1,492	86,640
Vector Group Ltd.	7,114	85,653
		1,791,823
Trading Companies & Distributors–0.95%
Air Lease Corp.	8,537	381,177
Applied Industrial Technologies, Inc.	2,223	228,213
†Beacon Roofing Supply, Inc.	4,965	294,325
Boise Cascade Co.	2,267	157,488
†DXP Enterprises, Inc.	1,412	38,251
Fastenal Co.	16,174	960,736
GATX Corp.	2,433	300,062
Global Industrial Co.	2,361	76,095
†GMS, Inc.	2,996	149,111

LVIP Dimensional U.S. Core Equity 2 Fund–25

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
H&E Equipment Services, Inc.	2,029	$ 88,302
Herc Holdings, Inc.	1,751	292,575
†Lawson Products, Inc.	624	24,049
McGrath RentCorp	1,676	142,426
†MRC Global, Inc.	5,465	65,088
MSC Industrial Direct Co., Inc. Class A	3,057	260,487
†NOW, Inc.	6,498	71,673
Rush Enterprises, Inc. Class A	3,929	197,926
†SiteOne Landscape Supply, Inc.	2,352	380,295
Textainer Group Holdings Ltd.	3,468	132,027
†Titan Machinery, Inc.	1,745	49,314
Triton International Ltd.	4,168	292,510
†United Rentals, Inc.	4,479	1,590,986
†Univar Solutions, Inc.	9,999	321,368
†Veritiv Corp.	1,896	253,287
Watsco, Inc.	1,424	433,807
†WESCO International, Inc.	4,065	529,019
†Willis Lease Finance Corp.	616	19,829
WW Grainger, Inc.	1,618	834,548
		8,564,974
Water Utilities–0.16%
American States Water Co.	1,681	149,643
American Water Works Co., Inc.	3,453	571,575
Artesian Resources Corp. Class A	575	27,916
California Water Service Group	2,184	129,467
Consolidated Water Co. Ltd.	860	9,512
Essential Utilities, Inc.	6,714	343,287
Middlesex Water Co.	968	101,805
SJW Group	1,157	80,504
York Water Co.	500	22,485
		1,436,194
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services–0.21%
Shenandoah Telecommunications Co.	3,690	$ 87,010
Spok Holdings, Inc.	803	6,408
Telephone & Data Systems, Inc.	6,032	113,884
†T-Mobile U.S., Inc.	12,136	1,557,656
†U.S. Cellular Corp.	2,733	82,618
		1,847,576
Total Common Stock (Cost $506,864,699)		896,499,764
PREFERRED STOCK–0.01%
•WESCO International, Inc. 10.63% (H15T5Y + 10.33%)	1,790	52,680
Total Preferred Stock (Cost $44,738)		52,680
RIGHTS–0.00%
=†Achillion Pharmaceuticals, Inc. CVR	22,444	32,544
=†Contra Aduro Biotech, Inc. CVR	227	411
=†Contra Zagg, Inc. CVR	2,221	200
=†Contra Zogenix, Inc. CVR	3,717	2,528
=†Media General, Inc. CVR	5,975	739
=†Progenics Pharmaceuticals, Inc. CVR	8,600	3,268
Total Rights (Cost $13,052)		39,690

MONEY MARKET FUND–0.24%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.25%)	2,173,943	2,173,943
Total Money Market Fund (Cost $2,173,943)		2,173,943

TOTAL INVESTMENTS–99.92% (Cost $509,096,432)	898,766,077
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	728,802
NET ASSETS APPLICABLE TO 45,697,354 SHARES OUTSTANDING–100.00%	$899,494,879

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
LVIP Dimensional U.S. Core Equity 2 Fund–26

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

Summary of Abbreviations:
ADR–American Depositary Receipt
CVR–Contingent Value Rights
H15T5Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP Dimensional U.S. Core Equity 2 Fund–27

LVIP Dimensional U.S. Core Equity 2 Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Core Equity 2 Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$12,451,317	$—	$—	$12,451,317
Air Freight & Logistics	6,542,948	—	—	6,542,948
Airlines	2,825,528	—	—	2,825,528
Auto Components	4,889,945	—	—	4,889,945
Automobiles	5,951,681	—	—	5,951,681
Banks	49,868,496	—	—	49,868,496
LVIP Dimensional U.S. Core Equity 2 Fund–28

LVIP Dimensional U.S. Core Equity 2 Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Beverages	$11,824,421	$—	$—	$11,824,421
Biotechnology	19,444,662	—	43,623	19,488,285
Building Products	10,087,793	—	—	10,087,793
Capital Markets	27,570,873	—	—	27,570,873
Chemicals	22,534,486	—	—	22,534,486
Commercial Services & Supplies	8,615,727	—	—	8,615,727
Communications Equipment	7,710,256	—	—	7,710,256
Construction & Engineering	4,703,345	—	—	4,703,345
Construction Materials	1,850,828	—	—	1,850,828
Consumer Finance	9,723,629	—	—	9,723,629
Containers & Packaging	7,648,080	—	—	7,648,080
Distributors	1,572,185	—	—	1,572,185
Diversified Consumer Services	2,922,233	—	—	2,922,233
Diversified Financial Services	9,603,622	—	—	9,603,622
Diversified Telecommunication Services	10,376,524	—	—	10,376,524
Electric Utilities	8,117,147	—	—	8,117,147
Electrical Equipment	7,940,425	—	—	7,940,425
Electronic Equipment, Instruments & Components	13,464,511	—	—	13,464,511
Energy Equipment & Services	5,594,797	—	—	5,594,797
Entertainment	6,506,606	—	—	6,506,606
Food & Staples Retailing	15,615,055	—	—	15,615,055
Food Products	14,620,509	—	—	14,620,509
Gas Utilities	1,992,183	—	—	1,992,183
Health Care Equipment & Supplies	16,552,207	—	—	16,552,207
Health Care Providers & Services	26,567,857	—	—	26,567,857
Health Care Technology	2,113,187	—	—	2,113,187
Hotels, Restaurants & Leisure	13,133,905	—	—	13,133,905
Household Durables	8,832,984	—	—	8,832,984
Household Products	10,274,062	—	—	10,274,062
Independent Power and Renewable Electricity Producers	1,969,246	—	—	1,969,246
Industrial Conglomerates	4,962,751	—	—	4,962,751
Insurance	28,957,956	—	—	28,957,956
Interactive Media & Services	28,688,882	—	—	28,688,882
Internet & Direct Marketing Retail	22,756,176	—	—	22,756,176
IT Services	37,192,696	—	—	37,192,696
Leisure Products	2,314,114	—	—	2,314,114
Life Sciences Tools & Services	12,885,671	—	—	12,885,671
Machinery	27,275,670	—	—	27,275,670
Marine	836,233	—	—	836,233
Media	14,467,503	—	—	14,467,503
Metals & Mining	11,665,380	—	—	11,665,380
Multiline Retail	7,196,547	—	—	7,196,547
Multi-Utilities	4,448,938	—	—	4,448,938
Oil, Gas & Consumable Fuels	40,997,983	—	—	40,997,983
Paper & Forest Products	823,125	—	—	823,125
Personal Products	1,863,417	—	—	1,863,417
Pharmaceuticals	28,995,092	—	—	28,995,092
Professional Services	10,190,648	—	—	10,190,648
Real Estate Management & Development	3,170,193	—	—	3,170,193
Road & Rail	14,991,174	—	—	14,991,174
Semiconductors & Semiconductor Equipment	41,595,635	—	—	41,595,635
Software	58,727,073	—	—	58,727,073
Specialty Retail	23,589,702	—	—	23,589,702
Technology Hardware, Storage & Peripherals	50,589,166	—	—	50,589,166
Textiles, Apparel & Luxury Goods	8,328,494	—	—	8,328,494
Thrifts & Mortgage Finance	3,292,095	—	—	3,292,095
Tobacco	1,791,823	—	—	1,791,823
Trading Companies & Distributors	8,564,974	—	—	8,564,974
LVIP Dimensional U.S. Core Equity 2 Fund–29

LVIP Dimensional U.S. Core Equity 2 Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Water Utilities	$1,436,194	$—	$—	$1,436,194
Wireless Telecommunication Services	1,847,576	—	—	1,847,576
Preferred Stock	52,680	—	—	52,680
Rights	—	—	39,690	39,690
Money Market Fund	2,173,943	—	—	2,173,943
Total Investments	$898,682,764	$—	$83,313	$898,766,077
During the period ended March 31, 2022, there were no material transfers to or from Level 3 investments.
LVIP Dimensional U.S. Core Equity 2 Fund–30